UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 2.5%
	Consumer Staples — 1.1%
	Food Products — 1.1%
100	AAK AB, (Sweden)	7,500
2,156	Archer-Daniels-Midland Co.	92,212
100	Ariake Japan Co., Ltd., (Japan)	5,887
1,284	Associated British Foods plc, (United Kingdom)	54,710
312	Austevoll Seafood ASA, (Norway)	2,634
141	Bakkafrost P/F, (Faroe Islands)	5,464
8	Barry Callebaut AG, (Switzerland) (a)	9,461
2,310	BRF S.A., (Brazil), ADR	28,875
539	Bunge Ltd.	36,151
154	Cal-Maine Foods, Inc.	6,853
360	Chia Tai Enterprises International Ltd., (Hong Kong) (a)	93
8,000	China Agri-Industries Holdings Ltd., (Hong Kong) (a)	2,677
31	CJ CheilJedang Corp., (South Korea)	9,951
24,000	CP Pokphand Co., Ltd., (Hong Kong)	2,593
539	Darling Ingredients, Inc. (a)	8,274
8	Emmi AG, (Switzerland) (a)	4,746
1,700	First Resources Ltd., (Singapore)	1,995
154	Fresh Del Monte Produce, Inc.	8,065
621	Glanbia plc, (Ireland)	11,539
22,200	Golden Agri-Resources Ltd., (Singapore)	6,282
647	GrainCorp Ltd., (Australia), Class A	4,156
100	Hokuto Corp., (Japan)	1,830
231	Ingredion, Inc.	27,122
308	Maple Leaf Foods, Inc., (Canada)	6,917
1,219	Marine Harvest ASA, (Norway) (a)	20,371
200	Maruha Nichiro Corp., (Japan)	4,642
1,000	NH Foods Ltd., (Japan)	23,231
2,000	Nichirei Corp., (Japan)	16,984
1,000	Nippon Flour Mills Co., Ltd., (Japan)	7,646
1,000	Nippon Suisan Kaisha Ltd., (Japan)	5,673
231	Pilgrim’s Pride Corp.	5,745
200	Sakata Seed Corp., (Japan)	4,733
188	Salmar ASA, (Norway)	5,634
77	Sanderson Farms, Inc.	6,908
1	Seaboard Corp. (a)	3,020
253	Select Harvests Ltd., (Australia)	1,301
251	Suedzucker AG, (Germany)	4,921
1,647	Tate & Lyle plc, (United Kingdom)	15,001
400	Toyo Suisan Kaisha Ltd., (Japan)	15,410
1,078	Tyson Foods, Inc., Class A	68,755
4,000	Vitasoy International Holdings Ltd., (Hong Kong)	7,857
272	Wessanen, (Netherlands)	2,856
8,700	Wilmar International Ltd., (Singapore)	21,006

	Total Consumer Staples	587,681

	Industrials — 0.4%
	Construction & Engineering — 0.0% (g)
218	OCI N.V., (Netherlands) (a)	3,137

	Machinery — 0.4%
77	Ag Growth International, Inc., (Canada)	2,258
308	AGCO Corp.	15,995
3,764	CNH Industrial N.V., (United Kingdom)	26,611
1,078	Deere & Co.	88,709
1,000	Iseki & Co., Ltd., (Japan)	2,458
4,600	Kubota Corp., (Japan)	66,954

		202,985

	Total Industrials	206,122

	Materials — 1.0%
	Chemicals — 1.0%
462	Agrium, Inc., (Canada)	41,696
77	American Vanguard Corp. (a)	1,009
847	CF Industries Holdings, Inc.	23,428
8,000	China BlueChemical Ltd., (China), Class H	1,770
462	FMC Corp.	21,940
1,861	Israel Chemicals Ltd., (Israel)	7,629
12	Israel Corp., Ltd. (The), (Israel)	2,077
680	K+S AG, (Germany)	16,782
1,540	Monsanto Co.	173,204
1,232	Mosaic Co. (The)	31,083
200	Nihon Nohyaku Co., Ltd., (Japan)	925
641	Nufarm Ltd., (Australia)	3,626
293	PhosAgro OAO, (Russia), Reg. S, GDR	4,395
2,926	Potash Corp. of Saskatchewan, Inc., (Canada)	47,750
154	Scotts Miracle-Gro Co. (The), Class A	10,703
308	Sociedad Quimica y Minera de Chile S.A., (Chile), ADR	6,764
323	Syngenta AG, (Switzerland) (a)	126,243
628	Yara International ASA, (Norway)	22,584

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Chemicals — continued
	Total Materials	543,608

	Total Common Stocks (Cost $1,246,165)	1,337,411

Exchange Traded Funds — 23.4%
	Fixed Income — 13.3%
18,457	iShares TIPS Bond ETF	2,106,682
85,053	SPDR Barclays TIPS ETF	4,839,516

	Total Fixed Income	6,946,198

	International Equity — 10.1%
39,717	iShares Global Energy ETF	1,243,936
55,488	iShares Global Infrastructure ETF	2,210,642
85,666	iShares MSCI Global Metals & Mining Producers ETF	824,107
45,364	VanEck Vectors Gold Miners ETF	1,024,319

	Total International Equity	5,303,004

	Total Exchange Traded Funds (Cost $12,204,419)	12,249,202

Investment Companies — 69.8% (b)
	Alternative Assets — 21.5%
547,251	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	4,881,476
459,294	JPMorgan Realty Income Fund, Class R6 Shares	6,356,634

	Total Alternative Assets	11,238,110

	Fixed Income — 48.3%
762,537	JPMorgan Floating Rate Income Fund, Class R6 Shares	7,061,093
616,505	JPMorgan High Yield Fund, Class R6 Shares	4,377,188
1,350,914	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	13,860,382

	Total Fixed Income	25,298,663

	Total Investment Companies (Cost $36,498,252)	36,536,773

U.S. Treasury Obligation — 0.2%
125,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $124,814)	124,878

Short-Term Investment — 4.2%
	Investment Company — 4.2%
2,198,038	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $2,198,038)	2,198,038

	Total Investments — 100.1% (Cost $52,271,688)	52,446,302
	Liabilities in Excess of Other Assets — (0.1)%	(76,990)

	NET ASSETS — 100.0%	$52,369,312

Percentages indicated are based on net assets.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
17	E-mini S&P 500	06/17/16	USD	1,780,665	$97,871

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ETF	—	Exchange-Traded Fund
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,775,015
Aggregate gross unrealized depreciation	(2,600,401)

Net unrealized appreciation/depreciation	$174,614

Federal income tax cost of investments	$52,271,688

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Staples	$313,292	$274,389	$—	$587,681
Industrials	133,573	72,549	—	206,122
Materials	488,215	55,393	—	543,608

Total Common Stocks	935,080	402,331	—	1,337,411

Debt Securities
U.S. Treasury Obligation	—	124,878	—	124,878
Exchange Traded Funds	12,249,202	—	—	12,249,202
Investment Companies	36,536,773	—	—	36,536,773
Short-Term Investment
Investment Company	2,198,038	—	—	2,198,038

Total Investments in Securities	$51,919,093	$527,209	$—	$52,446,302

Appreciation in Other Financial Instruments
Futures Contracts	$97,871	$—	$—	$97,871

There were no significant transfers between level 1 and level 2 during the period ended May 31, 2016.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
	Agency CMO — 0.0% (g)
1	Federal Home Loan Mortgage Corp. (Cost $470)	470

Corporate Bonds — 13.8%
Consumer Discretionary — 1.7%
	Automobiles — 0.2%
3,417	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	3,511

	Distributors — 0.2%
4,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	4,135

	Hotels, Restaurants & Leisure — 0.2%
825	Landry’s, Inc., 9.375%, 05/01/20 (e)	866
1,780	MGM Resorts International, 5.250%, 03/31/20	1,843

		2,709

	Media — 0.8%
2,245	Cablevision Systems Corp., 8.625%, 09/15/17	2,394
2,600	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.579%, 07/23/20 (e)	2,681
4,250	DISH DBS Corp., 7.875%, 09/01/19	4,691
4,000	Gray Television, Inc., 7.500%, 10/01/20	4,180
1,500	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	1,535

		15,481

	Specialty Retail — 0.3%
	Claire’s Stores, Inc.,
1,872	6.125%, 03/15/20 (e)	955
8,128	9.000%, 03/15/19 (e)	4,998

		5,953

	Total Consumer Discretionary	31,789

Consumer Staples — 0.3%
	Beverages — 0.1%
1,600	DS Services of America, Inc., 10.000%, 09/01/21 (e)	1,808

	Food Products — 0.2%
2,277	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,306
1,800	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	1,820

		4,126

	Total Consumer Staples	5,934

Energy — 1.7%
	Energy Equipment & Services — 0.3%
5,196	SESI LLC, 7.125%, 12/15/21	4,683
	Oil, Gas & Consumable Fuels — 1.4%
5,000	Antero Resources Corp., 6.000%, 12/01/20	4,975
4,584	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	3,690
4,000	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	4,190
4,000	Rockies Express Pipeline LLC, 6.850%, 07/15/18 (e)	4,160
1,662	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	33
4,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19	4,160
6,018	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (d)	3,220
1,300	Western Gas Partners LP, 2.600%, 08/15/18	1,258

		25,686

	Total Energy	30,369

Financials — 2.0%
	Consumer Finance — 0.8%
12,050	Ally Financial, Inc., 8.000%, 03/15/20	13,737

	Diversified Financial Services — 0.2%
4,460	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 3.750%, 05/15/19	4,521

	Real Estate Investment Trusts (REITs) — 0.5%
3,000	Equinix, Inc., 5.375%, 01/01/22	3,090
4,330	Iron Mountain, Inc., 6.000%, 10/01/20 (e)	4,568
1,255	VEREIT Operating Partnership LP, 4.125%, 06/01/21	1,268

		8,926

	Thrifts & Mortgage Finance — 0.5%
8,940	Radian Group, Inc., 5.250%, 06/15/20	9,119

	Total Financials	36,303

Health Care — 1.9%
	Health Care Providers & Services — 1.9%
2,911	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	2,965
3,000	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	3,330
	HCA, Inc.,
4,000	4.250%, 10/15/19	4,150
3,000	6.500%, 02/15/20	3,300
	Tenet Healthcare Corp.,
4,000	4.375%, 10/01/21	3,990
18,273	VAR, 4.134%, 06/15/20 (e)	18,136

	Total Health Care	35,871

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
Industrials — 1.2%
	Aerospace & Defense — 0.1%
2,272	Bombardier, Inc., (Canada), 4.750%, 04/15/19 (e)	2,153

	Airlines — 0.4%
405	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	421
2,424	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	2,605
940	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,009
3,648	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	3,830

		7,865

	Commercial Services & Supplies — 0.5%
11,745	ILFC E-Capital Trust I, VAR, 4.240%, 12/21/65 (e)	9,425

	Machinery — 0.1%
3,200	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	1,440

	Marine — 0.1%
2,290	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	1,675

	Total Industrials	22,558

Information Technology — 1.9%
	Electronic Equipment, Instruments & Components — 0.2%
3,400	Anixter, Inc., 5.625%, 05/01/19	3,638

	Semiconductors & Semiconductor Equipment — 0.2%
2,615	NXP B.V./NXP Funding LLC, (Netherlands), 4.125%, 06/01/21 (e)	2,635

	Software — 0.5%
4,350	Infor U.S., Inc., 5.750%, 08/15/20 (e)	4,556
5,000	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	5,081

		9,637

	Technology Hardware, Storage & Peripherals — 1.0%
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
12,655	3.480%, 06/01/19 (e)	12,823
5,838	4.420%, 06/15/21 (e)	5,961

		18,784

	Total Information Technology	34,694

Materials — 1.0%
	Chemicals — 0.2%
	INEOS Group Holdings S.A., (Luxembourg),
1,713	5.875%, 02/15/19 (e)	1,734
1,295	6.125%, 08/15/18 (e)	1,315
1,000	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	869

		3,918

	Construction Materials — 0.5%
9,545	Cemex S.A.B. de C.V., (Mexico), VAR, 5.378%, 10/15/18 (e)	9,700

	Containers & Packaging — 0.1%
1,500	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.875%, 08/15/19	1,543

	Metals & Mining — 0.2%
1,760	Steel Dynamics, Inc., 6.125%, 08/15/19	1,826
897	United States Steel Corp., 8.375%, 07/01/21 (e)	926

		2,752

	Total Materials	17,913

Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 0.8%
2,500	Cincinnati Bell, Inc., 8.375%, 10/15/20	2,606
	Frontier Communications Corp.,
6,570	7.125%, 03/15/19	6,981
1,250	8.125%, 10/01/18	1,356
3,635	Level 3 Financing, Inc., VAR, 4.407%, 01/15/18	3,667

		14,610

	Wireless Telecommunication Services — 0.4%
3,000	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	3,098
5,000	T-Mobile USA, Inc., 6.625%, 11/15/20	5,163

		8,261

	Total Telecommunication Services	22,871

Utilities — 0.9%
	Independent Power & Renewable Electricity Producers — 0.9%
4,216	AES Corp., VAR, 3.673%, 06/01/19	4,200
3,000	GenOn Energy, Inc., 9.875%, 10/15/20	2,152
9,000	NRG Energy, Inc., 8.250%, 09/01/20	9,338

	Total Utilities	15,690

	Total Corporate Bonds (Cost $263,593)	253,992

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stock — 0.7%
Financials — 0.7%
	Insurance — 0.7%
16	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.748%, 07/01/16 ($1,000 par Value) (Cost $13,587)`	13,018
PRINCIPAL AMOUNT
Loan Assignments — 80.5%
Consumer Discretionary — 21.3%
	Auto Components — 1.4%
18,894	CS Intermediate Holdco 2 LLC, Term Loan, VAR, 4.000%, 04/04/21	18,906
6,164	Key Safety Systems, Inc., Initial Term Loan, VAR, 4.750%, 08/29/21	6,182
1,247	Metaldyne Performance Group (MPG Holdco I, Inc.), Initial Term Loan, VAR, 3.750%, 10/20/21	1,246

		26,334

	Automobiles — 0.5%
6,087	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	6,095
2,844	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	2,844

		8,939

	Diversified Consumer Services — 0.9%
16,713	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	16,452

	Hotels, Restaurants & Leisure — 5.2%
7,568	American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.750%, 07/07/22	7,577
9,726	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	9,069
6,976	Golden Nugget, Inc., Closing Date Facility Term Loan, VAR, 5.500%, 11/21/19	6,993
2,990	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	2,997
7,909	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	7,924
8,435	Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20	8,458
12,712	Intrawest Operations Group LLC, Initial Term Loan, VAR, 5.000%, 12/09/20	12,709
12,005	Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	12,020
2,833	MotorCity Casino aka CCM Merger, Term Loan, VAR, 4.500%, 08/06/21 ^	2,845
13,905	Scientific Games Corp., Initial Term Loan, VAR, 6.000%, 10/18/20	13,758
11,532	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	11,547

		95,897

	Internet & Catalog Retail — 0.6%
13,668	Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21	11,481

	Leisure Products — 1.3%
18,575	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	18,299
7,088	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	5,777

		24,076

	Media — 7.6%
5,358	AMC Entertainment, Inc., 1st Lien Term Loan, VAR, 4.000%, 12/15/22	5,376
4,906	Charter Communications Operating LLC, Term Loan, VAR, 3.500%, 01/24/23	4,926
11,490	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22	11,574
9,577	EMI Group NA Holdings, Term B-3 Loan, VAR, 4.000%, 08/19/22	9,569
2,324	Gray Television, Inc., Term Loan C, VAR, 4.250%, 06/13/21	2,332
12,461	iHeartCommunications, Inc., Term Loan D, VAR, 7.204%, 01/30/19	9,541
2,795	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.954%, 07/30/19	2,128
10,876	Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20	10,882
3,600	Mission Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	3,595
4,082	Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	4,077
7,967	NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21	7,941
17,351	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	17,380
6,803	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	6,795
28,718	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	28,701
1,968	Vertis, Inc., 1st Lien Term Loan, VAR, 4.250%, 12/20/15 (d)	—	(h)
14,131	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	14,048

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
Media — continued

		138,865

	Multiline Retail — 2.0%
25,393	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18 ^	25,393
11,483	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	10,516

		35,909

	Specialty Retail — 0.9%
12,906	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	9,575
7,473	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	7,484

		17,059

	Textiles, Apparel & Luxury Goods — 0.9%
6,422	Cole Haan LLC, Term B-1 Loan, VAR, 5.000%, 01/31/20	4,857
4,913	Nine West Holdings, Inc., Initial Loan, VAR, 4.750%, 10/08/19	2,555
9,800	Samsonite IP Holdings Sarl, VAR, 4.000%, 04/05/23	9,878

		17,290

	Total Consumer Discretionary	392,302

Consumer Staples — 8.3%
	Food & Staples Retailing — 4.4%
4,562	AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17	4,562
12,294	Albertson’s LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	12,290
16,100	Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22	16,106
13,000	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	13,017
35,096	SUPERVALU, Inc., Term Loan B, VAR, 4.721%, 03/21/19	35,081

		81,056

	Food Products — 3.1%
20,695	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.502%, 11/01/18	20,635
18,073	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	17,983
12,626	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	12,632
1,277	Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23	1,282
4,137	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20 ^	4,139
1,182	Prestige Brands, Inc., 1st Lien Term Loan B-3, VAR, 3.511%, 09/03/21	1,185

		57,856

	Household Products — 0.2%
2,907	Reynolds Group Holdings Ltd., Incremental U.S. Term Loan, VAR, 4.500%, 12/01/18 ^	2,917

	Personal Products — 0.6%
10,500	NBTY INC, Term Loan, VAR 5.000%, 04/27/23	10,558

	Total Consumer Staples	152,387

Energy — 2.4%
	Energy Equipment & Services — 0.9%
3,415	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	1,491
3,537	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	1,998
8,854	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	4,200
9,200	Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 05/18/23 ^	9,062

		16,751

	Oil & Gas Exploration & Production — 0.0% (g)
191	NGPL Pipeco LLC, VAR,6.750%, 09/15/17	190

	Oil, Gas & Consumable Fuels — 1.5%
1,290	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,287
1,381	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	1,387
6,105	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	6,052
8,338	Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19	8,033
8,390	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	2,244
3,961	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	3,803
8,313	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	3,284
9,390	Sabine Oil & Gas Corp., 2nd Lien Term Loan, VAR, 12.000%, 12/31/18 (d)	258
1,211	Southcross Holdings Borrower LP, Tranche B Term Loan, VAR, 5.500%, 04/23/23	969
9	Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 5.250%, 03/31/22	8

		27,325

	Total Energy	44,266

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
Financials — 3.0%
	Capital Markets — 0.2%
3,145	Duff & Phelps Corp., Term Loan, VAR, 4.750%, 04/23/20	3,137

	Consumer Finance — 0.9%
17,638	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	16,756

	Diversified Financial Services — 1.0%
4,130	Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	4,107
15,325	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	14,654

		18,761

	Insurance — 0.5%
2,233	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.500%, 08/12/22	2,214
1,952	HUB International Ltd., Initial Term Loan, VAR, 4.250%, 10/02/20	1,937
3,972	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	3,940

		8,091

	Real Estate Investment Trusts (REITs) — 0.4%
7,690	MGM Growth Properties, Term Loan B, VAR, 4.000%, 04/25/23	7,737

	Real Estate Management & Development — 0.0% (g)
222	CityCenter Holdings LLC, Term B Loan, VAR, 4.250%, 10/16/20	222

	Total Financials	54,704

Health Care — 11.3%
	Health Care Equipment & Supplies — 1.6%
8,806	Auris Luxembourg III Sarl, Facility B-4, (Luxembourg), VAR, 4.250%, 01/17/22	8,814
8,112	Mallinckrodt International Finance S.A., Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21	8,041
8,722	Mallinckrodt International Finance S.A., Initial Term B Loan, VAR, 3.250%, 03/19/21	8,613
4,619	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21	4,373

		29,841

	Health Care Providers & Services — 6.3%
5,716	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 4.500%, 02/16/23	5,741
7,477	Amsurg Corp., Initial Term Loan, VAR, 3.500%, 07/16/21	7,490
12,807	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19 ^	12,801
16,510	CHG Healthcare Services, Inc., Term Loan B, VAR, 5.000%, 05/19/23 ^	16,572
1,326	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 3.924%, 12/31/18	1,324
5,614	CHS/Community Health Systems, Inc., Incremental 2021 Term Loan H, VAR, 4.000%, 01/27/21	5,527
7,553	IASIS Healthcare LLC/IASIS Capital Corp., Term Loan B, VAR, 4.500%, 05/03/18	7,562
17,122	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	17,122
5,980	MPH Acquisition Holdings LLC, Initial Term Loan, VAR, 3.750%, 03/31/21 ^	6,026
13,515	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 05/25/23 ^	13,609
21,628	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	21,595

		115,369

	Pharmaceuticals — 3.4%
21,127	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	20,933
7,082	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.454%, 02/27/21	7,096
16,319	Valeant Pharmaceuticals International, Inc., Series D-2 Tranche B Term Loan, (Canada), VAR, 4.500%, 02/13/19	16,099
18,385	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.000%, 04/01/22	18,143

		62,271

	Total Health Care	207,481

Industrials — 9.4%
	Aerospace & Defense — 0.3%
2,743	Transdigm Group, Inc., 1st Lien Term Loan D, VAR, 3.750%, 06/04/21	2,741
2,743	Transdigm Group, Inc., 1st Lien Term Loan E, VAR, 3.500%, 05/16/22	2,729

		5,470

	Airlines — 0.5%
2,443	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18 ^	2,449
6,691	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	6,692

		9,141

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Building Products — 2.2%
9,360	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	9,214
6,965	JELD-WEN, Inc., Term B-1 Loan, VAR, 4.750%, 07/01/22	6,969
14,120	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	14,102
10,100	Summit Materials Co. I LLC, Term Loan, VAR, 4.000%, 07/18/22	10,109

		40,394

	Commercial Services & Supplies — 1.7%
1,885	Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 4.004%, 11/06/20	1,855
6,156	Garda World Security Corp., Term B Loan, VAR, 4.004%, 11/06/20	6,059
1,947	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.881%, 06/30/17	1,932
3,968	Multi Packaging Solutions, Inc., Term Loan B, VAR, 4.250%, 09/30/20	3,947
4,741	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	4,735
12,706	Prime Security Services Borrower LLC, 1st Lien Term Loan, VAR 04/07/22	12,823

		31,351

	Industrial Conglomerates — 0.4%
1,682	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	1,552
8,815	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	6,171

		7,723

	Machinery — 3.4%
16,413	Gates Global LLC, Initial Dollar Term Loan, VAR, 4.250%, 07/06/21	15,864
21,687	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.504%, 07/30/18	21,592
10,237	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.250%, 03/11/22	10,234
15,785	Rexnord LLC/RBS Global Inc., Term Loan B, VAR, 4.000%, 08/21/20	15,691

		63,381

	Marine — 0.3%
1,881	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	1,210
8,800	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	3,432

		4,642

	Road & Rail — 0.6%
11,620	Quality Distribution, Inc., 1st Lien Term Loan, VAR, 5.750%, 08/18/22	10,501

	Total Industrials	172,603

Information Technology — 9.6%
	Communications Equipment — 1.5%
26,868	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20 ^	19,573
4,872	Blue Coat Systems, Inc., Initial Term Loan, VAR, 4.500%, 05/20/22	4,852
2,845	Mitel Networks Corp., Term Loan 2015, (Canada), VAR, 5.500%, 04/29/22	2,849

		27,274

	Electronic Equipment, Instruments & Components — 0.6%
10,693	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	10,695
1,066	Zebra Technologies Corp., Initial Term Loan, VAR, 4.750%, 10/27/21	1,071

		11,766

	Internet Software & Services — 0.6%
5,283	Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21	5,299
6,705	Solar Winds Holdings, Inc., 1st Lien US Term Loan, VAR, 6.500%, 02/03/23 ^	6,703

		12,002

	IT Services — 2.7%
31,484	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.443%, 03/24/21	31,616
11,904	First Data Corp., Term Loan, VAR, 3.943%, 09/24/18	11,899
6,575	Global Payments Inc., Term Loan B, VAR, 3.943%, 04/22/23	6,622

		50,137

	Semiconductors & Semiconductor Equipment — 3.3%
25,630	Avago Technologies Cayman Finance Ltd., Term B-1 Dollar Loan, (Singapore), VAR, 4.250%, 02/01/23	25,691
10,045	Micron Technology Inc., Term Loan B, VAR 6.460%, 4/15/2024 ^	10,130
4,859	Microsemi Corp., Closing Date Term B Loan, VAR, 5.250%, 01/15/23	4,903
5,717	NXP B.V./NXP Funding LLC, Term B Loan, (Netherlands), VAR, 3.750%, 12/07/20	5,733
13,640	On Semiconductor Corp., Term Loan B, VAR, 5.250%, 03/31/23	13,728

		60,185

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Software — 0.6%
4,600	Solera Holdings, Inc., Term B-1 Loan, VAR, 5.750%, 3/3/2023	4,625
5,987	SS&C Technologies Holdings, Inc., Term B-1 Loan, VAR, 4.007%, 07/08/22	6,007
823	SS&C Technologies Holdings, Inc., Term B-2 Loan, VAR, 4.019%, 07/08/22	826

		11,458

	Technology Hardware, Storage & Peripherals — 0.3%
4,700	Western Digital Corp. Term Loan B, VAR 6.250%, 04/29/23	4,681

	Total Information Technology	177,503

Materials — 6.4%
	Chemicals — 2.0%
2,602	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	2,606
3,710	GCP Applied Technologies, Inc., Term Loan, VAR, 5.250%, 02/03/22	3,738
4,270	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	4,265
6,450	Huntsman International LLC Term Loan B, VAR, 4.250%, 04/01/23 ^	6,493
7,781	PolyOne Corp., Initial Loan, VAR, 3.750%, 11/11/22	7,810
11,759	Tronox Ltd., Term Loan, VAR, 4.500%, 03/19/20	11,383

		36,295

	Construction Materials — 1.0%
6,620	Headwaters, Inc., Term B Loan, VAR, 4.500%, 03/24/22	6,670
10,960	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	10,982

		17,652

	Containers & Packaging — 1.6%
4,453	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	4,460
3,226	Berry Plastics Corp., Term E Loan, VAR, 3.750%, 01/06/21	3,235
2,969	Berry Plastics Corp., Term Loan D, VAR, 3.500%, 02/08/20	2,970
8,233	Berry Plastics Corp., Term Loan F, VAR, 4.000%, 10/03/22	8,265
8,806	Novolex, 1st Lien Term Loan, VAR, 6.000%, 12/05/21	8,852
1,756	Viskase Corp., Inc., Term Loan, VAR, 4.250%, 01/30/21	1,611

		29,393

	Metals & Mining — 1.7%
5,748	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	5,702
4,415	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	4,283
6,699	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	6,766
15,938	FMG Resources Pty, Ltd. (Fortescue Metals Group), Term Loan B, (Australia), VAR, 4.250%, 06/30/19	14,927

		31,678

	Paper & Forest Products — 0.1%
2,328	Unifrax I LLC/Unifrax Holding Co., Term Loan, VAR, 4.250%, 11/28/18	2,242

	Total Materials	117,260

Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 2.6%
5,982	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	5,946
10,805	Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, (Luxembourg), VAR, 3.750%, 06/30/19	9,936
8,002	Level 3 Financing, Inc., Term Loan B-3, VAR, 4.000%, 08/01/19	8,019
5,129	UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21	5,124
6,692	Virgin Media Investments Holdings Ltd., F Facility, (United Kingdom), VAR, 3.650%, 06/30/23	6,695
7,045	Windstream, Term Loan B-6, VAR, 5.750%, 03/29/21	7,056
2,539	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	2,535
1,803	Zayo Group, LLC, Term Loan B-2, VAR, 4.500%, 05/06/21	1,811

		47,122

	Wireless Telecommunication Services — 0.3%
1,192	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	898
6,066	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	4,542

		5,440

	Total Telecommunication Services	52,562

Utilities — 5.9%
	Electric Utilities — 4.1%
31,752	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.000%, 05/03/20	30,998
5,000	Gemini HDPE LLC, Term Loan, VAR, 4.250%, 12/19/16	4,997
8,797	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	7,719

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Electric Utilities — continued
82,050	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.917%, 10/10/17 (d)	25,640
5,000	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 3.750%, 11/07/16 (d)	5,000

		74,354

	Independent Power & Renewable Electricity Producers — 1.8%
12,555	Calpine Corp., Term Loan, VAR, 3.500%, 05/27/22	12,456
9,974	Dynegy, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 04/23/20 ^	9,974
11,312	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18 ^	11,302

		33,732

	Total Utilities	108,086

	Total Loan Assignments (Cost $1,577,962)	1,479,154

SHARES
Short-Term Investment — 7.1%
	Investment Company — 7.1%
129,898	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $129,898)	129,898

	Total Investments — 102.1% (Cost $1,985,510)	1,876,532
	Liabilities in Excess of Other Assets — (2.1)%	(38,902)

	NET ASSETS — 100.0%	$1,837,630

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CMO	—	Collateralized Mortgage Obligation
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2016.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2016.
^	—	All or a portion of the security is unsettled as of May 31, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,267
Aggregate gross unrealized depreciation	(122,245)

Net unrealized appreciation/depreciation	$(108,978)

Federal income tax cost of investments	$1,985,510

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations
Agency CMO	$—	$—	$470	$470
Total Collateralized Mortgage Obligations	—	—	470	470
Corporate Bonds
Consumer Discretionary	—	31,789	—	31,789
Consumer Staples	—	5,934	—	5,934
Energy	—	30,369	—	30,369
Financials	—	36,303	—	36,303
Health Care	—	35,871	—	35,871
Industrials	—	22,558	—	22,558
Information Technology	—	34,694	—	34,694
Materials	—	17,913	—	17,913
Telecommunication Services	—	22,871	—	22,871
Utilities	—	15,690	—	15,690

Total Corporate Bonds	—	253,992	—	253,992

Preferred Stock
Financials	—	—	13,018	13,018

Loan Assignments
Consumer Discretionary	—	383,233	9,069	392,302
Consumer Staples	—	152,387	—	152,387
Energy	—	44,266	—	44,266
Financials	—	54,704	—	54,704
Health Care	—	207,481	—	207,481
Industrials	—	172,603	—	172,603
Information Technology	—	177,503	—	177,503
Materials	—	110,494	6,766	117,260
Telecommunication Services	—	52,562	—	52,562
Utilities	—	108,086	—	108,086

Total Loan Assignments	—	1,463,319	15,835	1,479,154

Short-Term Investment
Investment Company	129,898	—	—	129,898

Total Investments in Securities	129,898	1,717,311	29,323	1,876,532

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

There were no transfers between level 1 and level 2 during the period ended May 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Floating Rate Income Fund	Balance as of August 31, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Collateralized Mortgage Obligation - Agency CMO	$—		$—	$—	$—	$470	$—	$—	$—	$470
Corporate Bond - Industrials	1,250		—	—	—	—	—	—	(1,250)	—
Loan Assignments - Consumer Discretionary	—	(a)	—	90	9	—	(24)	8,994	—	9,069
Loan Assignments - Materials	6,615		—	200	1	—	(50)	—	—	6,766
Preferred Stock - Financials	—		—	(785)	—	—	—	13,803	—	13,018

	$7,865		$—	$(495)	$10	$470	$(74)	$22,797	$(1,250)	$29,323

(¹)	Purchases include all purchases of securities and securities received in corporate actions.
(²)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2016.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3), amounted to approximately $ (495,000).

Floating Rate Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	(a)	Discounted Cashflows	Cashflows from operations	0.00% (0.00%)

Loan Assignments	—	(a)

	13,018		Discounted Cashflow	Yield (Discount Rate of Cash Flows)	4.73% (4.73%)

Preferred Stocks	13,018

	470		Broker Quote	Mid Price	$325.00 - $365.00 ($345.00)

Collateralized Mortgage Obligations	470

Total	$13,488

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $15,835,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a) Amount rounds to less than $1,000.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 5.1%
	Cayman Islands — 0.3%
525	Benefit Street Partners CLO Ltd., Series 2014-IVA, Class A1A, VAR, 2.124%, 07/20/26 (e)	524
236	Carlyle Global Market Strategies Commodities Funding Ltd., Series 2014-1A, Class A, VAR, 2.528%, 10/15/21 (e)	233
1,000	Flatiron CLO Ltd., Series 2013-1A, Class A1, VAR, 2.033%, 01/17/26 (e)	993
250	LCM LP, Series 16A, Class A, VAR, 2.128%, 07/15/26 (e)	250
250	OZLM Funding IV Ltd., Series 2013-4A, Class A1, VAR, 1.785%, 07/22/25 (e)	248
166	Rockwall CDO II Ltd., Series 2007-1A, Class A1LA, VAR, 0.887%, 08/01/24 (e)	162
420	Sound Point CLO IV Ltd., Series 2013-3A, Class A, VAR, 2.005%, 01/21/26 (e)	418
336	Symphony CLO Ltd., Series 2014-14A, Class A2, VAR, 2.110%, 07/14/26 (e)	336
250	THL Credit Wind River CLO Ltd., Series 2014-1A, Class A, VAR, 2.153%, 04/18/26 (e)	249
420	Venture CDO Ltd., Series 2014-17A, Class A, VAR, 2.108%, 07/15/26 (e)	417

		3,830

	Ireland — 0.1%
785	Trafigura Securitisation Finance plc, Series 2014-1A, Class B, VAR, 2.684%, 10/15/21 (e)	769

	Italy — 0.0% (g)
EUR 27	Italfinance Securitisation Vehicle Srl, Series 2005-1, Class A, Reg. S, VAR, 0.000%, 03/14/23	30

	United States — 4.7%
123	ABFC Trust, Series 2004-OPT2, Class M2, VAR, 1.946%, 07/25/33	118
111	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M2, VAR, 2.021%, 04/25/34	103
119	Argent Securities, Inc., Series 2003-W7, Class M2, VAR, 3.064%, 03/25/34	117
125	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W3, Class A3, VAR, 1.259%, 02/25/34	112
51	Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5, SUB, 6.890%, 12/25/34	51
3,400	CAM Mortgage LLC, Series 2015-1, Class M, VAR, 4.750%, 07/15/64 (e)	3,289
400	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	391
	Countrywide Asset-Backed Certificates,
91	Series 2002-4, Class M1, VAR, 1.571%, 12/25/32	83
186	Series 2004-2, Class M1, VAR, 1.196%, 05/25/34	176
105	Series 2004-BC1, Class M3, VAR, 2.546%, 10/25/33	87
4,288	Series 2004-ECC2, Class M2, VAR, 1.421%, 12/25/34	4,094
3,159	Series 2005-AB3, Class 1A1, VAR, 0.696%, 02/25/36	2,819
247	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AV3, VAR, 0.829%, 08/25/35	241
	Exeter Automobile Receivables Trust,
100	Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	101
444	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	443
153	First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, VAR, 1.166%, 08/25/34	145
860	FirstKey Lending Trust, Series 2015-SFR1, Class D, VAR, 4.367%, 03/09/47 (e)	831
198	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	198
76	Fremont Home Loan Trust, Series 2004-2, Class M2, VAR, 1.376%, 07/25/34	71
250	Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 2.078%, 01/15/25 (e)	249
483	GLC II Trust, Series 2014-A, Class A, 4.000%, 12/18/20 (e)	476
340	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	325
39	Home Equity Asset Trust, Series 2004-6, Class M2, VAR, 1.346%, 12/25/34	33
2,237	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 07/15/19 (e)	2,113
142	Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class M1, VAR, 1.421%, 07/25/34	125
160	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	170
110	Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class M1, VAR, 1.301%, 01/25/34	105

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States –– continued
413	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	413
83	New Century Home Equity Loan Trust, Series 2003-4, Class M2, VAR, 3.176%, 10/25/33	81
2,268	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	2,219
	OneMain Financial Issuance Trust,
300	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	299
182	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	177
151	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	146
1,266	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,274
608	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	590
117	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-2, Class M1, VAR, 1.421%, 04/25/33	106
221	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.286%, 02/25/33	206
340	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, VAR, 1.286%, 01/25/36	333
271	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1, VAR, 1.346%, 10/25/34	268
	Pretium Mortgage Credit Partners I LLC,
1,379	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,368
3,736	Series 2015-NPL3, Class A1, SUB, 4.125%, 10/27/30 (e)	3,722
2,390	Series 2015-NPL4, Class A1, SUB, 4.375%, 11/27/30 (e)	2,384
2,789	Pretium Mortgage Credit Partners LLC, Series 2016-NPL1, Class A1, SUB, 4.375%, 02/27/31 (e)	2,784
1,400	Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	1,364
	RASC Trust,
2,795	Series 2005-EMX1, Class M1, VAR, 1.091%, 03/25/35	2,614
	Renaissance Home Equity Loan Trust,
1,149	Series 2004-1, Class M1, VAR, 1.026%, 05/25/34	1,047
1,137	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	1,154
258	Saxon Asset Securities Trust, Series 2004-3, Class M1, VAR, 1.346%, 12/26/34	227
38	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	38
800	SpringCastle America Funding LLC, Series 2014-AA, Class C, 5.590%, 10/25/33 (e)	802
212	Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4, VAR, 1.446%, 10/25/33	204
544	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	541
270	Truman Capital Mortgage Loan Trust, Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	267
1,094	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	1,083
1,438	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	1,415
562	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	560
2,177	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	2,144
736	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	706
1,826	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	1,760
5,466	VOLT XXXVII LLC, Series 2015-NP11, Class A1, SUB, 3.625%, 07/25/45 (e)	5,393
3,749	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	3,710
186	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	182

		58,647

	Total Asset-Backed Securities (Cost $63,771)	63,276

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — 3.4%
	Agency CMO — 1.5%
	United States — 1.5%
	Federal Home Loan Mortgage Corp. REMIC
255	Series 3110, Class SL, IF, IO, 5.716%, 02/15/26	27
1,231	Series 3160, Class SA, IF, IO, 6.716%, 05/15/36	202
961	Series 3459, Class JS, IF, IO, 5.816%, 06/15/38	151
363	Series 3716, Class PI, IO, 4.500%, 04/15/38	34
208	Series 3736, Class QB, 4.000%, 05/15/37	211
1,471	Series 3775, Class LI, IO, 3.500%, 12/15/20	80
1,257	Series 3907, Class AI, IO, 5.000%, 05/15/40	200
4,116	Series 3907, Class SW, IF, IO, 6.216%, 07/15/26	668
1,642	Series 3914, Class LS, IF, IO, 6.366%, 08/15/26	259
4,707	Series 3926, Class MS, IF, IO, 6.316%, 11/15/25	467
2,081	Series 3958, Class MS, IF, IO, 6.266%, 08/15/26	290
3,319	Series 3998, Class KS, IF, IO, 6.266%, 02/15/27	551
679	Series 4018, Class HI, IO, 4.500%, 03/15/41	113
938	Series 4030, Class IL, IO, 3.500%, 04/15/27	98
3,642	Series 4043, Class PI, IO, 2.500%, 05/15/27	306
307	Series 4056, Class BI, IO, 3.000%, 05/15/27	29
2,196	Series 4057, Class UI, IO, 3.000%, 05/15/27	218
5,591	Series 4059, Class SA, IF, IO, 5.566%, 06/15/42	1,164
682	Series 4073, Class IQ, IO, 4.000%, 07/15/42	152
2,738	Series 4097, Class CI, IO, 3.000%, 08/15/27	265
793	Series 4119, Class LI, IO, 3.500%, 06/15/39	76
1,615	Series 4120, Class UI, IO, 3.000%, 10/15/27	171
345	Series 4136, Class IN, IO, 3.000%, 11/15/27	37
325	Series 4146, Class AI, IO, 3.000%, 12/15/27	32
1,575	Series 4173, Class I, IO, 4.000%, 03/15/43	303
997	Series 4215, Class LI, IO, 3.500%, 07/15/41	131
2,157	Series 4280, Class KI, IO, 3.500%, 09/15/31	193
928	Series 4304, Class DI, IO, 2.500%, 01/15/27	81
2,769	Series 4311, Class QI, IO, 3.000%, 10/15/28	258
2,681	Series 4313, Class UI, IO, 3.000%, 03/15/29	316
550	Series 4323, Class IW, IO, 3.500%, 04/15/28	54
1,365	Series 4324, Class AI, IO, 3.000%, 11/15/28	116
4,357	Series 4351, Class GI, IO, 5.000%, 11/15/19	143
2,411	Series 4372, Class SY, IF, IO, 5.666%, 08/15/44	353
5,832	Series 4505, Class SA, IF, IO, 5.716%, 08/15/45	1,343
590	Federal Home Loan Mortgage Corp. STRIPS, Series 305, Class IO, IO, 3.500%, 03/15/28	70
	Federal National Mortgage Association REMIC
1,110	Series 2009-101, Class SI, IF, IO, 5.304%, 12/25/39	136
378	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	40
1,377	Series 2011-144, Class SA, IF, IO, 6.204%, 11/25/25	163
3,816	Series 2012-9, Class SM, IF, IO, 6.254%, 12/25/26	542
308	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	32
1,914	Series 2012-64, Class ES, IF, IO, 5.554%, 06/25/42	394
1,457	Series 2012-93, Class SG, IF, IO, 5.654%, 09/25/42	270
469	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	53
398	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	48
1,467	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	154
322	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	33

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
331	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	37
531	Series 2012-144, Class SK, IF, IO, 5.654%, 01/25/43	138
3,581	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	354
426	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	53
367	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	36
8,803	Series 2013-4, Class ST, IF, IO, 5.704%, 02/25/43	1,717
409	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	52
299	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	30
359	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	42
5,120	Series 2013-15, Class IO, IO, 2.500%, 03/25/28	447
438	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	44
1,697	Series 2013-18, Class AI, IO, 3.000%, 03/25/28	161
1,243	Series 2013-18, Class NS, IF, IO, 5.654%, 03/25/43	252
370	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	41
1,822	Series 2013-31, Class DI, IO, 3.000%, 04/25/28	202
345	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	38
1,934	Series 2013-64, Class LI, IO, 3.000%, 06/25/33	261
3,650	Series 2014-35, Class KI, IO, 3.000%, 06/25/29	460
2,372	Series 2014-44, Class QI, IO, 3.000%, 08/25/29	228
5,816	Series 2015-48, Class ST, IF, IO, 5.174%, 07/25/45	1,338
	Federal National Mortgage Association STRIPS
3,543	Series 401, Class C6, IO, 4.500%, 10/25/29	297
1,032	Series 409, Class 23, IO, VAR, 3.500%, 04/25/27	108
12,915	Series 410, Class C12, IO, 5.500%, 07/25/24	989
	Government National Mortgage Association
1,885	Series 2002-24, Class AG, IF, IO, 7.516%, 04/16/32	411
1,550	Series 2003-69, Class SB, IF, IO, 6.166%, 08/16/33	360
1,255	Series 2011-13, Class S, IF, IO, 5.516%, 01/16/41	223

		19,346

	Non-Agency CMO — 1.9%
	Italy — 0.0% (g)
EUR 120	Intesa Sec S.p.A., Series 3, Class B, Reg. S, VAR, 0.000%, 10/30/33	129

	Spain — 0.0% (g)
EUR 76	TDA 13-Mixto Fondo de Titulizacion de Activos, Series 13, Class A2, VAR, 0.061%, 09/30/32	84

	United States — 1.9%
	Alternative Loan Trust
133	Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	128
2,317	Series 2005-21CB, Class A17, 6.000%, 06/25/35	2,234
178	Chase Mortgage Finance Trust, Series 2007-A1, Class 2A3, VAR, 2.783%, 02/25/37	178
1,793	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, VAR, 0.699%, 08/19/45	1,511
49	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	48
190	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	153
280	HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, VAR, 0.629%, 08/19/37	236
662	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A1, VAR, 2.713%, 02/25/35	653
	Wells Fargo Mortgage-Backed Securities Trust
1,901	Series 2004-BB, Class A5, VAR, 2.848%, 01/25/35	1,905
3,757	Series 2004-M, Class A1, VAR, 2.749%, 08/25/34	3,766
3,868	Series 2004-N, Class A6, VAR, 2.730%, 08/25/34	3,853
3,868	Series 2004-N, Class A7, VAR, 2.730%, 08/25/34	3,853

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
2,589	Series 2005-AR2, Class 2A1, VAR, 2.874%, 03/25/35	2,564
594	Series 2005-AR2, Class 2A2, VAR, 2.874%, 03/25/35	598
545	Series 2005-AR4, Class 2A2, VAR, 2.979%, 04/25/35	544
824	Series 2005-AR16, Class 3A1, VAR, 2.742%, 03/25/35	820
101	Series 2007-2, Class 3A5, 5.250%, 03/25/37	103

		23,147

		23,360

	Total Collateralized Mortgage Obligations (Cost $43,495)	42,706

Commercial Mortgage-Backed Securities — 7.0%
	Cayman Islands — 0.0% (g)
112	ACRE Commercial Mortgage Trust, Series 2014-FL2, Class D, VAR, 3.834%, 08/15/31 (e)	109

	United States — 7.0%
250	A10 Securitization LLC, 5.115%, 01/09/20	250
	Banc of America Commercial Mortgage Trust,
200	Series 2006-2, Class B, VAR, 5.921%, 05/10/45	199
2,400	Series 2007-3, Class B, VAR, 5.539%, 06/10/49	2,374
	Bear Stearns Commercial Mortgage Securities Trust,
4,060	Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)	3,928
1,350	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	1,316
1,210	Series 2007-PW16, Class AJ, VAR, 5.720%, 06/11/40	1,174
1,700	Series 2007-PW17, Class AJ, VAR, 5.886%, 06/11/50	1,691
1,720	CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, VAR, 5.366%, 12/11/49	1,743
1,404	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.288%, 11/15/31 (e)	1,406
	Citigroup Commercial Mortgage Trust,
2,475	Series 2014-GC23, Class D, VAR, 4.507%, 07/10/47 (e)	1,991
1,740	Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	1,213
	COMM Mortgage Trust,
2,200	Series 2015-CR23, Class CMC, VAR, 3.685%, 05/10/48 (e)	2,130
3,620	Series 2015-CR24, Class A5, 3.696%, 08/10/55	3,877
2,880	Series 2015-PC1, Class A5, 3.902%, 07/10/50	3,113
100	Commercial Mortgage Trust, Series 2004-GG1, Class H, VAR, 6.052%, 06/10/36 (e)	89
813	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	813
	JP Morgan Chase Commercial Mortgage Securities Trust,
120	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	120
160	Series 2005-LDP5, Class D, VAR, 5.553%, 12/15/44	159
1,395	Series 2006-LDP8, Class C, VAR, 5.549%, 05/15/45	1,334
3,895	Series 2007-LD11, Class AM, VAR, 5.743%, 06/15/49	3,907
5,035	Series 2007-LDPX, Class AM, VAR, 5.464%, 01/15/49	4,935
2,870	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 5.923%, 07/15/44	2,806
	LB-UBS Commercial Mortgage Trust,
4,340	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	4,317
5,205	Series 2007-C1, Class AJ, 5.484%, 02/15/40	5,232
1,610	Series 2007-C1, Class B, 5.514%, 02/15/40	1,605
5,605	Series 2007-C1, Class C, VAR, 5.533%, 02/15/40	5,510
5,030	Series 2007-C6, Class AJ, VAR, 6.117%, 07/15/40	4,993
125	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	124
	Morgan Stanley Capital I Trust,
2,810	Series 2005-HQ7, Class D, VAR, 5.195%, 11/14/42	2,801
255	Series 2006-HQ8, Class D, VAR, 5.423%, 03/12/44	207

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	United States –– continued
2,630	Series 2006-HQ9, Class D, VAR, 5.830%, 07/12/44	2,613
5,005	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	4,913
	Wachovia Bank Commercial Mortgage Trust,
100	Series 2005-C21, Class F, VAR, 5.290%, 10/15/44 (e)	94
2,955	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	2,899
2,935	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	2,941
2,530	Series 2007-C33, Class AJ, VAR, 5.948%, 02/15/51	2,494
2,600	Series 2007-C33, Class B, VAR, 5.948%, 02/15/51	2,435
2,600	Series 2007-C33, Class C, VAR, 5.948%, 02/15/51	2,329
250	Series 2007-C34, Class AJ, VAR, 5.945%, 05/15/46	247
1,250	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, VAR, 3.767%, 07/15/58	1,342

		87,664

	Total Commercial Mortgage-Backed Securities (Cost $90,187)	87,773

SHARES
Common Stock — 0.0% (g)
	United States — 0.0% (g)
3	NII Holdings, Inc. (a) (Cost $44)	10

PRINCIPAL AMOUNT
Convertible Bonds — 1.7%
	Netherlands — 0.1%
1,565	NXP Semiconductors N.V., 1.000%, 12/01/19	1,848

	United States — 1.6%
1,990	Envestnet, Inc., 1.750%, 12/15/19	1,803
2,225	Finisar Corp., 0.500%, 12/15/33	2,122
2,045	General Cable Corp., SUB, 4.500%, 11/15/29	1,227
815	Griffon Corp., 4.000%, 01/15/17 (e)	997
1,680	HealthSouth Corp., 2.000%, 12/01/43	1,992
2,035	Iconix Brand Group, Inc., 1.500%, 03/15/18	1,461
2,585	Live Nation Entertainment, Inc., 2.500%, 05/15/19	2,620
1,145	Newpark Resources, Inc., 4.000%, 10/01/17	1,032
1,460	ON Semiconductor Corp., Series B, 2.625%, 12/15/26	1,567
1,380	Shutterfly, Inc., 0.250%, 05/15/18	1,394
1,855	Web.com Group, Inc., 1.000%, 08/15/18	1,709
2,050	Whiting Petroleum Corp., 1.250%, 04/01/20 (e)	1,558

		19,482

	Total Convertible Bonds (Cost $23,294)	21,330

Corporate Bonds — 54.6%
	Australia — 0.0% (g)
33	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 7.125%, 05/01/18 (e)	34
35	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	35

		69

	Bahamas — 0.0% (g)
565	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21 (d)	102

	Belgium — 0.3%
EUR 2,850	Ontex Group N.V., Reg. S, 4.750%, 11/15/21	3,380

	Bermuda — 0.0% (g)
310	Aircastle Ltd., 7.625%, 04/15/20	352
200	Seadrill Ltd., 6.625%, 09/15/20 (e)	77

		429

	Brazil — 0.2%
2,750	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	2,475

	Canada — 1.1%
25	1011778 B.C. ULC/New Red Finance, Inc., 6.000%, 04/01/22 (e)	26
188	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)	193
	Baytex Energy Corp.,
100	5.125%, 06/01/21 (e)	81
75	5.625%, 06/01/24 (e)	58
	Bombardier, Inc.,
40	4.750%, 04/15/19 (e)	38
139	5.500%, 09/15/18 (e)	136

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Canada — continued
169	6.125%, 01/15/23 (e)	145
230	Cascades, Inc., 5.500%, 07/15/22 (e)	224
307	Concordia Healthcare Corp., 7.000%, 04/15/23 (e)	285
25	Garda World Security Corp., 7.250%, 11/15/21 (e)	20
110	HudBay Minerals, Inc., 9.500%, 10/01/20	91
325	Lundin Mining Corp., 7.875%, 11/01/22 (e)	334
92	Masonite International Corp., 5.625%, 03/15/23 (e)	96
194	Mattamy Group Corp., 6.500%, 11/15/20 (e)	189
800	MEG Energy Corp., 6.375%, 01/30/23 (e)	612
405	New Gold, Inc., 6.250%, 11/15/22 (e)	384
171	NOVA Chemicals Corp., 5.000%, 05/01/25 (e)	169
330	Novelis, Inc., 8.750%, 12/15/20	342
227	Open Text Corp., 5.625%, 01/15/23 (e)	229
2,600	Pacific Exploration & Production Corp., Reg. S, 5.125%, 03/28/23 (d)	341
350	Precision Drilling Corp., 5.250%, 11/15/24	276
995	Quebecor Media, Inc., 5.750%, 01/15/23	1,020
115	Taseko Mines Ltd., 7.750%, 04/15/19	71
	Teck Resources Ltd.,
30	8.000%, 06/01/21 (e)	31
120	8.500%, 06/01/24 (e)	123
357	Transcanada Trust, VAR, 5.625%, 05/20/75	320
400	Ultra Petroleum Corp., 6.125%, 10/01/24 (d)	214
	Valeant Pharmaceuticals International, Inc.,
345	5.375%, 03/15/20 (e)	304
209	5.500%, 03/01/23 (e)	173
85	5.625%, 12/01/21 (e)	72
3,193	5.875%, 05/15/23 (e)	2,684
1,451	6.125%, 04/15/25 (e)	1,212
205	6.375%, 10/15/20 (e)	182
100	6.750%, 08/15/21 (e)	88
1,465	7.250%, 07/15/22 (e)	1,283
100	7.500%, 07/15/21 (e)	91
1,300	Videotron Ltd., 5.375%, 06/15/24 (e)	1,352

		13,489

	Cayman Islands — 0.3%
2,800	EMG Sukuk Ltd., Reg. S, 4.564%, 06/18/24	2,884
275	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	201
	Transocean, Inc.,
191	6.500%, 11/15/20	148
724	7.125%, 12/15/21	534
270	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	284

		4,051

	Chile — 0.3%
1,980	Empresa Electrica Angamos S.A., 4.875%, 05/25/29 (e)	1,856
1,720	Empresa Electrica Guacolda S.A., 4.560%, 04/30/25 (e)	1,572

		3,428

	Croatia — 0.1%
EUR 1,250	Agrokor d.d., Reg. S, 9.125%, 02/01/20	1,483

	Denmark — 0.0% (g)
GBP 195	Danske Bank A/S, VAR, 5.375%, 09/29/21	292

	France — 3.3%
EUR 1,620	Autodis S.A., Reg. S, 6.500%, 02/01/19	1,865
EUR 2,750	Crown European Holdings S.A., Reg. S, 4.000%, 07/15/22	3,297
EUR 1,800	Engie S.A., 0.500%, 03/13/22	1,999
EUR 2,600	Europcar Groupe S.A., Reg. S, 5.750%, 06/15/22	3,051
EUR 467	Holdikks SAS, Reg. S, 6.750%, 07/15/21	497
EUR 1,950	Holding Medi-Partenaires SAS, Reg. S, 7.000%, 05/15/20	2,274
EUR 2,000	Horizon Holdings III SASU, Reg. S, 5.125%, 08/01/22	2,334
EUR 1,750	Italcementi Finance S.A., 6.625%, 03/19/20	2,324
EUR 2,710	Labeyrie Fine Foods SAS, Reg. S, 5.625%, 03/15/21	3,165
	Numericable-SFR S.A.,
EUR 600	5.375%, 05/15/22 (e)	693
1,700	6.000%, 05/15/22 (e)	1,693
EUR 5,200	Reg. S, 5.375%, 05/15/22	6,005
250	Reg. S, 6.250%, 05/15/24 (e)	243
EUR 2,300	Peugeot S.A., 6.500%, 01/18/19	2,912
	Rexel S.A.,
EUR 700	3.250%, 06/15/22	792
EUR 1,300	Reg. S, 5.125%, 06/15/20	1,504
EUR 2,050	SMCP SAS, Reg. S, 8.875%, 06/15/20	2,390
EUR 1,200	Veolia Environnement S.A., 4.625%, 03/30/27	1,779
EUR 1,500	WFS Global Holding SAS, Reg. S, 9.500%, 07/15/22	1,719

		40,536

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Germany — 2.0%
EUR 2,350	CeramTec Group GmbH, Reg. S, 8.250%, 08/15/21	2,798
EUR 500	Commerzbank AG, 7.750%, 03/16/21	674
EUR 1,350	Deutsche Raststaetten Gruppe IV GmbH, Reg. S, 6.750%, 12/30/20	1,598
EUR 900	Douglas GmbH, Reg. S, 6.250%, 07/15/22	1,088
EUR 3,450	HP Pelzer Holding GmbH, Reg. S, 7.500%, 07/15/21	4,059
EUR 250	Kirk Beauty One GmbH, Reg. S, 8.750%, 07/15/23	296
EUR 2,400	Pfleiderer GmbH, Reg. S, 7.875%, 08/01/19	2,803
EUR 1,300	ProGroup AG, Reg. S, 5.125%, 05/01/22	1,537
EUR 1,100	Techem Energy Metering Service GmbH & Co. KG, Reg. S, 7.875%, 10/01/20	1,297
EUR 1,975	Trionista TopCo GmbH, Reg. S, 6.875%, 04/30/21	2,312
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
200	5.500%, 01/15/23 (e)	206
EUR 4,374	Reg. S, 5.125%, 01/21/23	5,164
EUR 1,300	WEPA Hygieneprodukte GmbH, Reg. S, 6.500%, 05/15/20	1,519

		25,351

	Hong Kong — 0.3%
3,800	Bank of East Asia Ltd. (The), VAR, 4.250%, 11/20/24	3,815

	Ireland — 1.7%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
217	4.250%, 07/01/20	222
1,330	4.625%, 10/30/20	1,377
642	4.625%, 07/01/22	658
2,900	Alfa Bank AO Via Alfa Bond Issuance plc, Reg. S, 7.500%, 09/26/19	3,096
	Ardagh Packaging Finance plc,
1,100	9.125%, 10/15/20 (e)	1,153
EUR 2,150	Reg. S, 9.250%, 10/15/20	2,508
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.,
300	6.000%, 06/30/21 (e)	295
EUR 957	6.750%, 05/15/24 (e)	1,081
EUR 820	Bank of Ireland, 3.250%, 01/15/19	972
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
1,000	6.000%, 07/15/23 (e)	876
285	6.000%, 02/01/25 (e)	247
1,976	GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/25 (e)	2,097
EUR 2,900	Smurfit Kappa Acquisitions, Reg. S, 3.250%, 06/01/21	3,436
3,000	Vnesheconombank Via VEB Finance plc, Reg. S, 5.942%, 11/21/23	3,052

		21,070

	Italy — 0.9%
EUR 700	Assicurazioni Generali S.p.A., VAR, 7.750%, 12/12/42	938
EUR 1,050	Enel S.p.A., VAR, 6.500%, 01/10/74	1,265
EUR 2,000	Leonardo-Finmeccanica S.p.A., 4.500%, 01/19/21	2,507
EUR 4,000	Telecom Italia S.p.A., 3.250%, 01/16/23	4,695
EUR 841	UniCredit S.p.A., Reg. S, 6.950%, 10/31/22	1,080

		10,485

	Japan — 0.0% (g)
200	SoftBank Group Corp., 4.500%, 04/15/20 (e)	207

	Luxembourg — 5.7%
2,735	Actavis Funding SCS, 3.000%, 03/12/20	2,771
	Altice Financing S.A.,
700	6.625%, 02/15/23 (e)	700
EUR 3,450	Reg. S, 5.250%, 02/15/23	3,959
	Altice Luxembourg S.A.,
EUR 850	7.250%, 05/15/22 (e)	962
700	7.625%, 02/15/25 (e)	692
250	7.750%, 05/15/22 (e)	256
EUR 4,575	Reg. S, 7.250%, 05/15/22	5,180
	ArcelorMittal,
EUR 2,500	2.875%, 07/06/20	2,742
60	6.500%, 03/01/21	62
1,350	7.250%, 02/25/22	1,411
50	10.850%, 06/01/19	59
EUR 4,070	Auris Luxembourg II S.A., Reg. S, 8.000%, 01/15/23	4,959
77	Capsugel S.A., 7.000% (cash), 05/15/19 (e) (v)	77
600	ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)	619
EUR 2,550	Dufry Finance S.C.A., Reg. S, 4.500%, 08/01/23	3,013
EUR 2,725	Galapagos Holding S.A., Reg. S, 7.000%, 06/15/22	2,501
EUR 400	Galapagos S.A., Reg. S, 5.375%, 06/15/21	430
EUR 2,400	Garfunkelux Holdco 3 S.A., Reg. S, 7.500%, 08/01/22	2,760

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Luxembourg — continued
EUR 1,100	Geo Debt Finance S.C.A., Reg. S, 7.500%, 08/01/18	1,185
EUR 946	Gestamp Funding Luxembourg S.A., 3.500%, 05/15/23 (e)	1,084
EUR 2,300	HeidelbergCement Finance Luxembourg S.A., 3.250%, 10/21/21	2,788
2,250	INEOS Group Holdings S.A., 5.875%, 02/15/19 (e)	2,278
	Intelsat Jackson Holdings S.A.,
667	5.500%, 08/01/23	428
162	7.250%, 04/01/19	121
140	7.250%, 10/15/20	98
1,945	7.500%, 04/01/21	1,323
227	8.000%, 02/15/24 (e)	231
160	Intelsat Luxembourg S.A., 7.750%, 06/01/21	48
EUR 1,000	LSF9 Balta Issuer S.A., Reg. S, 7.750%, 09/15/22	1,205
63	Mallinckrodt International Finance S.A., 4.750%, 04/15/23	52
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
175	4.875%, 04/15/20 (e)	170
145	5.500%, 04/15/25 (e)	131
184	5.625%, 10/15/23 (e)	173
381	5.750%, 08/01/22 (e)	360
EUR 1,300	Monitchem HoldCo 2 S.A., Reg. S, 6.875%, 06/15/22	1,323
EUR 1,100	Picard Bondco S.A., Reg. S, 7.750%, 02/01/20	1,306
EUR 2,450	Play Finance 1 S.A., Reg. S, 6.500%, 08/01/19	2,834
EUR 1,250	Play Topco S.A., Reg.S, 7.750% (cash), 02/28/20 (v)	1,415
3,110	Sberbank of Russia Via SB Capital S.A., Reg. S, 5.250%, 05/23/23	2,985
EUR 4,300	SIG Combibloc Holdings S.C.A., Reg. S, 7.750%, 02/15/23	5,119
EUR 1,500	Swissport Investments S.A., Reg. S, 6.750%, 12/15/21	1,723
EUR 2,500	Telenet Finance VI Luxembourg S.C.A., Reg. S, 4.875%, 07/15/27	2,837
EUR 2,175	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Reg. S, 6.375%, 05/01/22	2,505
	Wind Acquisition Finance S.A.,
EUR 550	7.000%, 04/23/21 (e)	587
600	7.375%, 04/23/21 (e)	568
EUR 400	Reg. S, 4.000%, 07/15/20	442
EUR 2,200	Reg. S, 7.000%, 04/23/21	2,350

		70,822

	Mexico — 0.4%
1,850	Alfa S.A.B. de C.V., Reg. S, 6.875%, 03/25/44	1,873
	Cemex S.A.B. de C.V.,
1,250	5.700%, 01/11/25 (e)	1,175
200	6.125%, 05/05/25 (e)	193
1,940	Elementia S.A.B. de C.V., 5.500%, 01/15/25 (e)	1,916

		5,157

	Morocco — 0.3%
3,600	OCP S.A., 4.500%, 10/22/25 (e)	3,479

	Netherlands — 3.9%
900	Bluewater Holding B.V., Reg. S, 10.000%, 12/10/19 (e)	405
400	EDP Finance B.V., 5.250%, 01/14/21 (e)	423
	Fiat Chrysler Automobiles N.V.,
EUR 4,700	3.750%, 03/29/24	5,328
273	4.500%, 04/15/20	276
200	5.250%, 04/15/23	199
EUR 1,825	Grupo Antolin Dutch B.V., Reg. S, 4.750%, 04/01/21	2,115
	Mylan N.V.,
3,095	3.150%, 06/15/21 (e) (w)	3,091
487	5.250%, 06/15/46 (e) (w)	487
	NXP B.V./NXP Funding LLC,
1,000	5.750%, 02/15/21 (e)	1,041
1,000	5.750%, 03/15/23 (e)	1,048
	Petrobras Global Finance B.V.,
6,400	5.750%, 01/20/20	5,933
9,680	8.750%, 05/23/26	9,186
EUR 1,150	PortAventura Entertainment Barcelona B.V., Reg. S, 7.250%, 12/01/20	1,337
EUR 1,000	Repsol International Finance B.V., VAR, 4.500%, 03/25/75	929
	Schaeffler Finance B.V.,
600	4.750%, 05/15/21 (e)	619
EUR 4,300	Reg. S, 3.250%, 05/15/25	4,922
	Sensata Technologies B.V.,
1,000	4.875%, 10/15/23 (e)	1,011
129	5.000%, 10/01/25 (e)	129
600	5.625%, 11/01/24 (e)	629
	Shell International Finance B.V.,
2,015	3.250%, 05/11/25	2,063

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Netherlands — continued
1,875	4.000%, 05/10/46	1,822
EUR 2,150	UPC Holding B.V., Reg. S, 6.375%, 09/15/22	2,556
EUR 2,950	Ziggo Bond Finance B.V., Reg. S, 4.625%, 01/15/25	3,209

		48,758

	Norway — 0.3%
EUR 3,575	Lock A.S., Reg. S, 7.000%, 08/15/21	4,135

	Spain — 0.1%
EUR 1,500	Campofrio Food Group S.A., Reg. S, 3.375%, 03/15/22	1,715

	Sweden — 0.5%
EUR 2,950	Verisure Holding AB, Reg. S, 6.000%, 11/01/22	3,520
EUR 2,197	Volvo Treasury AB, VAR, 4.200%, 06/10/75	2,468

		5,988

	Switzerland — 0.6%
	Credit Suisse AG,
1,938	6.500%, 08/08/23 (e)	2,055
EUR 1,350	VAR, 5.750%, 09/18/25	1,615
	UBS AG,
1,404	5.125%, 05/15/24	1,427
2,250	Reg. S, VAR, 4.750%, 05/22/23	2,311

		7,408

	United Kingdom — 5.7%
EUR 1,250	Alliance Automotive Finance plc, Reg. S, 6.250%, 12/01/21	1,487
EUR 2,000	Anglo American Capital plc, 3.250%, 04/03/23	1,989
2,800	Barclays plc, 4.375%, 09/11/24	2,748
GBP 2,600	Boparan Finance plc, Reg. S, 5.250%, 07/15/19	3,716
915	BP Capital Markets plc, 3.062%, 03/17/22	935
EUR 2,100	EC Finance plc, Reg. S, 5.125%, 07/15/21	2,462
GBP 1,400	Galaxy Bidco Ltd., Reg. S, 6.375%, 11/15/20	2,012
EUR 3,200	Ineos Finance plc, Reg. S, 4.000%, 05/01/23	3,480
	International Game Technology plc,
1,475	6.250%, 02/15/22 (e)	1,501
EUR 1,800	Reg. S, 4.750%, 02/15/23	2,098
	Jaguar Land Rover Automotive plc,
500	4.125%, 12/15/18 (e)	514
200	4.250%, 11/15/19 (e)	207
GBP 2,750	Reg. S, 5.000%, 02/15/22	4,122
2,560	Lloyds Banking Group plc, 4.650%, 03/24/26	2,591
EUR 2,050	Merlin Entertainments plc, Reg. S, 2.750%, 03/15/22	2,260
GBP 1,800	New Look Secured Issuer plc, Reg. S, 6.500%, 07/01/22	2,562
GBP 710	NGG Finance plc, Reg. S, VAR, 5.625%, 06/18/73	1,077
GBP 2,325	Odeon & UCI Finco plc, Reg. S, 9.000%, 08/01/18	3,485
EUR 450	OTE plc, 3.500%, 07/09/20	501
GBP 1,700	Pizzaexpress Financing 1 plc, Reg. S, 8.625%, 08/01/22	2,413
	Pizzaexpress Financing 2 plc,
GBP 2,300	Reg. S, 6.625%, 08/01/21	3,323
	R&R Ice Cream plc,
GBP 600	5.500%, 05/15/20 (e)	891
GBP 2,050	Reg. S, 5.500%, 05/15/20	3,045
1,645	Royal Bank of Scotland Group plc, 6.125%, 12/15/22	1,746
1,520	Santander UK Group Holdings plc, 4.750%, 09/15/25 (e)	1,498
585	Sea Trucks Group Ltd., Reg. S, 9.000%, 03/26/18 (e)	178
EUR 2,300	Synlab Unsecured Bondco plc, Reg. S, 8.250%, 07/01/23	2,617
GBP 2,880	Tesco plc, 5.000%, 03/24/23	4,327
200	Virgin Media Finance plc, 5.750%, 01/15/25 (e)	200
GBP 3,681	Virgin Media Secured Finance plc, Reg. S, 6.000%, 04/15/21	5,553
GBP 1,775	Vougeot Bidco plc, Reg. S, 7.875%, 07/15/20	2,687
EUR 2,200	Worldpay Finance plc, Reg. S, 3.750%, 11/15/22	2,540

		70,765

	United States — 26.6%
1,745	21st Century Fox America, Inc., 3.700%, 10/15/25	1,854
	Acadia Healthcare Co., Inc.,
55	5.625%, 02/15/23	56
100	6.125%, 03/15/21	103
530	ACCO Brands Corp., 6.750%, 04/30/20	560
307	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	144
	ADT Corp. (The),
500	3.500%, 07/15/22	459
552	4.125%, 06/15/23	513

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Advanced Micro Devices, Inc.,
207	6.750%, 03/01/19	186
369	7.000%, 07/01/24	292
11	7.500%, 08/15/22	9
	AECOM,
365	5.750%, 10/15/22	377
125	5.875%, 10/15/24	130
500	AES Corp., 5.500%, 04/15/25	496
875	Air Medical Merger Sub Corp., 6.375%, 05/15/23 (e)	855
190	AK Steel Corp., 8.750%, 12/01/18	194
130	Alabama Power Co., 4.150%, 08/15/44	136
370	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	423
15	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	16
	Alcoa, Inc.,
725	5.125%, 10/01/24	699
250	5.400%, 04/15/21	259
209	Aleris International, Inc., 7.875%, 11/01/20	183
156	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	151
	Ally Financial, Inc.,
1,420	4.125%, 03/30/20	1,427
970	4.625%, 03/30/25	967
250	4.750%, 09/10/18	257
365	8.000%, 11/01/31	429
335	Altice U.S. Finance I Corp., 5.500%, 05/15/26 (e)	342
1,165	Altria Group, Inc., 4.250%, 08/09/42	1,209
	AMC Entertainment, Inc.,
500	5.750%, 06/15/25	496
230	5.875%, 02/15/22	234
1,004	American Airlines 2015-1 Class B Pass-Through Trust, 3.700%, 05/01/23	984
	American Axle & Manufacturing, Inc.,
1,448	6.625%, 10/15/22	1,522
3,000	American Express Credit Corp., Series F, 2.600%, 09/14/20	3,064
2,080	American International Group, Inc., 4.800%, 07/10/45	2,075
900	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	916
	Amkor Technology, Inc.,
1,000	6.375%, 10/01/22	970
850	6.625%, 06/01/21	837
2,755	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	3,070
1,000	Anixter, Inc., 5.500%, 03/01/23	1,020
500	Antero Resources Corp., 5.375%, 11/01/21	487
	Apache Corp.,
38	3.250%, 04/15/22	38
54	4.750%, 04/15/43	52
	Apple, Inc.,
755	4.375%, 05/13/45	795
530	4.650%, 02/23/46	581
2,133	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	2,160
1,425	Ashland, Inc., 4.750%, 08/15/22	1,442
	Ashtead Capital, Inc.,
300	5.625%, 10/01/24 (e)	303
1,000	6.500%, 07/15/22 (e)	1,044
	AT&T, Inc.,
2,630	3.400%, 05/15/25	2,625
1,325	4.300%, 12/15/42	1,239
2,020	5.650%, 02/15/47	2,275
221	Avaya, Inc., 10.500%, 03/01/21 (e)	62
1,500	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	1,395
EUR 2,000	Ball Corp., 4.375%, 12/15/23	2,405
	Bank of America Corp.,
3,795	2.625%, 10/19/20	3,816
1,830	3.500%, 04/19/26	1,854
1,040	4.250%, 10/22/26	1,055
25	Basic Energy Services, Inc., 7.750%, 02/15/19	9
400	Berry Plastics Corp., 5.500%, 05/15/22	411
	Biogen, Inc.,
1,960	2.900%, 09/15/20	2,017
1,125	5.200%, 09/15/45	1,236
	Blue Cube Spinco, Inc.,
357	9.750%, 10/15/23 (e)	412
343	10.000%, 10/15/25 (e)	401
279	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	251
209	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	177
82	Boyd Gaming Corp., 6.875%, 05/15/23	86
355	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22 (d)	49
157	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	159

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,340	Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	1,462
	Cablevision Systems Corp.,
233	7.750%, 04/15/18	248
653	8.000%, 04/15/20	665
250	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (d)	235
210	CalAtlantic Group, Inc., 8.375%, 01/15/21	246
	California Resources Corp.,
97	5.500%, 09/15/21	52
745	8.000%, 12/15/22 (e)	542
1,000	Calpine Corp., 6.000%, 01/15/22 (e)	1,049
3,000	Capital One Financial Corp., 4.200%, 10/29/25	3,065
400	Casella Waste Systems, Inc., 7.750%, 02/15/19	408
	CCO Holdings LLC/CCO Holdings Capital Corp.,
539	5.375%, 05/01/25 (e)	547
405	5.750%, 09/01/23	422
1,920	5.750%, 02/15/26 (e)	1,968
1,500	5.875%, 04/01/24 (e)	1,564
1,500	6.625%, 01/31/22	1,591
	CDW LLC/CDW Finance Corp.,
48	5.000%, 09/01/23	48
165	5.500%, 12/01/24	170
450	Cemex Finance LLC, 9.375%, 10/12/22 (e)	486
201	Centene Corp., 4.750%, 05/15/22	207
	CenturyLink, Inc.,
200	Series T, 5.800%, 03/15/22	193
1,345	Series W, 6.750%, 12/01/23	1,311
565	Change Healthcare Holdings, Inc., 11.000%, 12/31/19	599
	Charter Communications Operating LLC/Charter Communications Operating Capital,
90	4.464%, 07/23/22 (e)	95
73	4.908%, 07/23/25 (e)	78
1,025	Chesapeake Energy Corp., 6.625%, 08/15/20	671
2,848	Chevron Corp., 2.355%, 12/05/22	2,823
68	Chinos Intermediate Holdings A, Inc., 7.750% (PIK), 05/01/19 (e) (v)	28
	CHS/Community Health Systems, Inc.,
200	5.125%, 08/01/21	200
200	6.875%, 02/01/22	172
1,455	Chubb INA Holdings, Inc., 2.875%, 11/03/22	1,495
181	Cincinnati Bell, Inc., 8.375%, 10/15/20 (w)	189
90	Cinemark USA, Inc., 5.125%, 12/15/22	92
	CIT Group, Inc.,
29	3.875%, 02/19/19	29
1,220	5.000%, 08/15/22	1,249
491	5.250%, 03/15/18	507
400	5.375%, 05/15/20	417
1,495	5.500%, 02/15/19 (e)	1,562
200	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	200
	Citigroup, Inc.,
2,690	2.400%, 02/18/20	2,706
2,695	2.650%, 10/26/20	2,709
	Claire’s Stores, Inc.,
250	6.125%, 03/15/20 (e)	127
68	8.875%, 03/15/19	14
880	9.000%, 03/15/19 (e)	541
	Clear Channel Worldwide Holdings, Inc.,
1,945	Series B, 6.500%, 11/15/22	1,952
3,075	Series B, 7.625%, 03/15/20	2,952
100	Clearwater Paper Corp., 4.500%, 02/01/23	98
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
56	6.375%, 03/15/24	19
26	8.500%, 12/15/19	12
155	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	80
367	Coeur Mining, Inc., 7.875%, 02/01/21	339
1,000	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	995
600	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	603
1,030	Comcast Corp., 4.600%, 08/15/45	1,132
350	Commercial Metals Co., 4.875%, 05/15/23	334
1,300	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	1,323
190	CommScope, Inc., 5.500%, 06/15/24 (e)	193
1,000	Communications Sales & Leasing, Inc. / CSL Capital LLC, 6.000%, 04/15/23 (e)	995
50	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	50
530	Concho Resources, Inc., 5.500%, 04/01/23	530
450	CONSOL Energy, Inc., 5.875%, 04/15/22	367
206	Consolidated Communications, Inc., 6.500%, 10/01/22	187

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
17	Constellation Brands, Inc., 4.750%, 11/15/24	18
131	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	146
800	Corrections Corp. of America, 4.625%, 05/01/23	812
733	Cott Beverages, Inc., 6.750%, 01/01/20	766
261	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	247
	Crown Castle International Corp.,
2,300	3.400%, 02/15/21	2,366
1,070	3.700%, 06/15/26	1,077
80	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	65
1,195	CVS Health Corp., 5.300%, 12/05/43	1,409
	Dana Holding Corp.,
1,910	5.500%, 12/15/24	1,829
600	6.000%, 09/15/23	604
210	Darling Ingredients, Inc., 5.375%, 01/15/22	217
312	Dean Foods Co., 6.500%, 03/15/23 (e)	325
1,000	Denali International LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	1,051
835	Denbury Resources, Inc., 4.625%, 07/15/23	564
1,365	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 06/15/26 (e)	1,377
	DISH DBS Corp.,
225	5.000%, 03/15/23	205
2,170	5.875%, 07/15/22	2,106
2,704	5.875%, 11/15/24	2,506
1,396	6.750%, 06/01/21	1,446
50	7.875%, 09/01/19	55
500	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	449
1,155	Dominion Resources, Inc., 3.625%, 12/01/24	1,179
500	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	531
110	DS Services of America, Inc., 10.000%, 09/01/21 (e)	124
	Dynegy, Inc.,
99	5.875%, 06/01/23	87
26	6.750%, 11/01/19	26
615	7.375%, 11/01/22	595
35	7.625%, 11/01/24	34
203	E*TRADE Financial Corp., 5.375%, 11/15/22	212
175	Eagle Spinco, Inc., 4.625%, 02/15/21	175
1,813	Embarq Corp., 7.995%, 06/01/36	1,811
1,000	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	985
75	EnerSys, 5.000%, 04/30/23 (e)	75
	EP Energy LLC/Everest Acquisition Finance, Inc.,
400	7.750%, 09/01/22	211
1,718	9.375%, 05/01/20	1,112
	Equinix, Inc.,
38	5.375%, 01/01/22	39
300	5.375%, 04/01/23	309
27	5.750%, 01/01/25	28
151	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	151
	First Data Corp.,
2,065	5.750%, 01/15/24 (e)	2,065
29	6.750%, 11/01/20 (e)	31
385	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	405
	Ford Motor Credit Co. LLC,
2,575	3.200%, 01/15/21	2,630
3,000	3.664%, 09/08/24	3,042
2,385	4.389%, 01/08/26	2,558
12	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	13
	Fresenius Medical Care U.S. Finance II, Inc.,
295	4.750%, 10/15/24 (e)	306
250	5.875%, 01/31/22 (e)	275
	Frontier Communications Corp.,
55	6.250%, 09/15/21	51
70	7.125%, 03/15/19	74
70	8.125%, 10/01/18	76
478	8.500%, 04/15/20	504
142	8.750%, 04/15/22	141
73	8.875%, 09/15/20 (e)	78
485	9.250%, 07/01/21	508
1,190	10.500%, 09/15/22 (e)	1,238
2,017	11.000%, 09/15/25 (e)	2,052
748	General Electric Co., 3.450%, 05/15/24	803
125	GenOn Energy, Inc., 9.875%, 10/15/20	90
	Goldman Sachs Group, Inc. (The),
910	2.625%, 04/25/21	913
930	2.750%, 09/15/20	942

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,850	3.850%, 07/08/24	1,930
1,815	4.250%, 10/21/25	1,848
1,200	5.150%, 05/22/45	1,233
30	Goodman Networks, Inc., 12.125%, 07/01/18	14
1,000	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	1,192
425	Gray Television, Inc., 7.500%, 10/01/20	444
850	H&E Equipment Services, Inc., 7.000%, 09/01/22	875
195	Halcon Resources Corp., 13.000%, 02/15/22 (e)	107
170	Harland Clarke Holdings Corp., 6.875%, 03/01/20 (e)	158
	HCA, Inc.,
300	5.000%, 03/15/24	308
3,625	5.375%, 02/01/25	3,680
100	6.500%, 02/15/20	110
2,275	7.500%, 02/15/22	2,579
406	Headwaters, Inc., 7.250%, 01/15/19 (w)	420
	HealthSouth Corp.,
250	5.125%, 03/15/23	244
650	5.750%, 09/15/25	656
375	Hecla Mining Co., 6.875%, 05/01/21	354
	Hertz Corp. (The),
1,150	6.250%, 10/15/22	1,143
2,105	7.375%, 01/15/21	2,150
2,495	Hexion, Inc., 6.625%, 04/15/20	2,115
	Hilcorp Energy I LP/Hilcorp Finance Co.,
675	5.000%, 12/01/24 (e)	641
125	7.625%, 04/15/21 (e)	129
1,000	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	1,022
75	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	79
	Huntsman International LLC,
550	4.875%, 11/15/20	560
1,600	5.125%, 11/15/22	1,612
500	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	480
681	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	625
525	iHeartCommunications, Inc., 9.000%, 12/15/19	412
30	IHS, Inc., 5.000%, 11/01/22	31
500	ILFC E-Capital Trust I, VAR, 4.240%, 12/21/65 (e)	401
535	ILFC E-Capital Trust II, VAR, 4.490%, 12/21/65 (e)	433
1,500	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	1,252
900	Infor U.S., Inc., 6.500%, 05/15/22	826
1,000	Informatica LLC, 7.125%, 07/15/23 (e)	952
825	Intel Corp., 4.900%, 07/29/45	921
	International Lease Finance Corp.,
1,235	3.875%, 04/15/18	1,254
650	4.625%, 04/15/21	671
870	5.875%, 08/15/22	949
515	6.250%, 05/15/19	556
320	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	318
515	Iron Mountain, Inc., 5.750%, 08/15/24	515
135	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	141
	JBS USA LLC/JBS USA Finance, Inc.,
236	5.750%, 06/15/25 (e)	224
1,137	5.875%, 07/15/24 (e)	1,117
545	7.250%, 06/01/21 (e)	559
260	8.250%, 02/01/20 (e)	271
650	Kindred Healthcare, Inc., 8.750%, 01/15/23	636
1,000	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	997
EUR 1,350	Kloeckner Pentaplast of America, Inc., Reg. S, 7.125%, 11/01/20	1,584
	Kraft Heinz Foods Co.,
565	4.375%, 06/01/46 (e)	566
2,035	5.200%, 07/15/45 (e)	2,284
	Lennar Corp.,
125	4.500%, 06/15/19	129
225	Series B, 12.250%, 06/01/17	247
	Level 3 Communications, Inc.,
963	5.750%, 12/01/22	985
	Level 3 Financing, Inc.,
103	5.125%, 05/01/23	103
153	5.250%, 03/15/26 (e)	153
188	5.375%, 08/15/22	191
160	5.375%, 01/15/24	163
362	5.375%, 05/01/25	368
48	5.625%, 02/01/23	49
5	VAR, 4.407%, 01/15/18	5
250	LIN Television Corp., 5.875%, 11/15/22	253
390	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	373

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
180	M/I Homes, Inc., 6.750%, 01/15/21	181
	Masco Corp.,
1,280	4.375%, 04/01/26	1,325
124	4.450%, 04/01/25	128
550	MasTec, Inc., 4.875%, 03/15/23	514
	Meritage Homes Corp.,
150	7.000%, 04/01/22	162
75	7.150%, 04/15/20	82
	MetLife, Inc.,
1,920	3.000%, 03/01/25	1,921
435	6.400%, 12/15/36	467
	MGM Resorts International,
1,985	6.000%, 03/15/23	2,074
2,545	7.750%, 03/15/22	2,863
	Micron Technology, Inc.,
142	5.250%, 08/01/23 (e)	120
1,375	5.250%, 01/15/24 (e)	1,155
935	5.500%, 02/01/25	783
1,390	Microsoft Corp., 4.875%, 12/15/43	1,641
235	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	241
	Momentive Performance Materials, Inc.,
350	3.880%, 10/24/21	280
350	8.875%, 10/15/20 (d)	—
	Morgan Stanley,
2,500	2.800%, 06/16/20	2,540
3,110	3.700%, 10/23/24	3,213
790	4.300%, 01/27/45	803
846	MPG Holdco I, Inc., 7.375%, 10/15/22	838
	MPH Acquisition Holdings LLC,
450	6.625%, 04/01/22 (e)	492
408	7.125%, 06/01/24 (e)	419
	MPLX LP,
500	4.500%, 07/15/23 (e)	473
444	4.875%, 12/01/24 (e)	420
1,000	4.875%, 06/01/25 (e)	946
155	MSCI, Inc., 5.250%, 11/15/24 (e)	160
65	Mustang Merger Corp., 8.500%, 08/15/21 (e)	68
300	National Financial Partners Corp., 9.000%, 07/15/21 (e)	292
530	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	459
67	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	55
430	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	181
249	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	157
1,700	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	1,292
1,000	Neptune Finco Corp., 10.125%, 01/15/23 (e)	1,115
	Netflix, Inc.,
300	5.500%, 02/15/22	313
200	5.750%, 03/01/24	209
	New Albertsons, Inc.,
197	7.450%, 08/01/29	190
53	8.000%, 05/01/31	52
22	8.700%, 05/01/30	22
620	Newfield Exploration Co., 5.375%, 01/01/26	605
	Nexstar Broadcasting, Inc.,
1,230	6.125%, 02/15/22 (e)	1,233
50	6.875%, 11/15/20	52
2,085	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	2,132
1,290	Noble Energy, Inc., 5.250%, 11/15/43	1,227
500	NRG Energy, Inc., 7.875%, 05/15/21	519
5	Oasis Petroleum, Inc., 6.875%, 03/15/22	5
1,455	Oracle Corp., 4.500%, 07/08/44	1,569
8	Orbital ATK, Inc., 5.250%, 10/01/21	8
44	Oshkosh Corp., 5.375%, 03/01/25	45
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
5	5.250%, 02/15/22	5
150	5.625%, 02/15/24	155
	Parker Drilling Co.,
150	6.750%, 07/15/22	107
50	7.500%, 08/01/20	38
300	Penn Virginia Corp., 8.500%, 05/01/20 (d)	91
696	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	702
70	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	74
1,000	Plantronics, Inc., 5.500%, 05/31/23 (e)	995
175	PolyOne Corp., 5.250%, 03/15/23	178
	Post Holdings, Inc.,
1,007	6.750%, 12/01/21 (e)	1,063

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,500	7.375%, 02/15/22	1,584
1,630	PPL Capital Funding, Inc., Series A, VAR, 6.700%, 03/30/67	1,328
	Prestige Brands, Inc.,
10	5.375%, 12/15/21 (e)	10
75	6.375%, 03/01/24 (e)	79
565	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (e)	589
300	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	261
	Prudential Financial, Inc.,
660	4.600%, 05/15/44	679
235	VAR, 5.875%, 09/15/42	255
EUR 2,700	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	2,666
515	QEP Resources, Inc., 5.375%, 10/01/22	479
15	Quad/Graphics, Inc., 7.000%, 05/01/22	13
2,112	QUALCOMM, Inc., 4.800%, 05/20/45	2,137
	Qwest Capital Funding, Inc.,
24	6.875%, 07/15/28	20
11	7.750%, 02/15/31	10
	R.R. Donnelley & Sons Co.,
7	6.500%, 11/15/23	7
50	7.625%, 06/15/20	52
150	Radio Systems Corp., 8.375%, 11/01/19 (e)	158
195	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	169
144	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	148
1,250	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	1,294
595	Regal Entertainment Group, 5.750%, 03/15/22	613
	Regency Energy Partners LP/Regency Energy Finance Corp.,
48	5.000%, 10/01/22	47
550	5.500%, 04/15/23	538
500	Revlon Consumer Products Corp., 5.750%, 02/15/21	500
2,020	Reynolds American, Inc., 5.850%, 08/15/45	2,466
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
900	5.750%, 10/15/20	928
1,100	6.875%, 02/15/21	1,141
600	9.000%, 04/15/19	612
120	9.875%, 08/15/19	125
840	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	843
250	Rice Energy, Inc., 7.250%, 05/01/23	253
1,250	Rite Aid Corp., 6.125%, 04/01/23 (e)	1,322
1,000	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	1,028
31	RSP Permian, Inc., 6.625%, 10/01/22	32
43	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	1
	Sabine Pass Liquefaction LLC,
500	5.625%, 04/15/23	505
500	5.625%, 03/01/25	500
600	5.750%, 05/15/24	603
604	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	618
250	SBA Communications Corp., 4.875%, 07/15/22	251
	Scientific Games International, Inc.,
165	7.000%, 01/01/22 (e)	167
520	10.000%, 12/01/22	421
225	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	227
3,058	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	3,226
25	SESI LLC, 6.375%, 05/01/19	24
247	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	271
3,000	Simon Property Group LP, 3.300%, 01/15/26	3,109
	Sinclair Television Group, Inc.,
250	5.375%, 04/01/21	259
400	5.625%, 08/01/24 (e)	412
2,000	6.125%, 10/01/22	2,100
	Sirius XM Radio, Inc.,
415	4.625%, 05/15/23 (e)	408
240	5.375%, 04/15/25 (e)	241
880	5.750%, 08/01/21 (e)	920
1,750	6.000%, 07/15/24 (e)	1,833
200	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	207
247	SM Energy Co., 6.500%, 11/15/21	231
	Smithfield Foods, Inc.,
710	5.875%, 08/01/21 (e)	740
325	6.625%, 08/15/22	341
3,970	Southern Copper Corp., 5.875%, 04/23/45	3,460

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Spectrum Brands, Inc.,
29	6.125%, 12/15/24	30
500	6.625%, 11/15/22	533
	Sprint Capital Corp.,
75	6.875%, 11/15/28	56
895	8.750%, 03/15/32	723
	Sprint Communications, Inc.,
209	6.000%, 12/01/16	211
1,030	7.000%, 03/01/20 (e)	1,063
352	7.000%, 08/15/20	299
59	9.125%, 03/01/17	61
	Sprint Corp.,
417	7.125%, 06/15/24	314
22	7.250%, 09/15/21	18
404	7.625%, 02/15/25	305
5,939	7.875%, 09/15/23	4,662
	Steel Dynamics, Inc.,
15	5.125%, 10/01/21	15
190	5.500%, 10/01/24	195
250	6.375%, 08/15/22	263
200	Stone Energy Corp., 7.500%, 11/15/22	46
505	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	454
300	SUPERVALU, Inc., 7.750%, 11/15/22	261
145	Synchrony Financial, 3.750%, 08/15/21	150
150	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	138
500	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	470
133	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.875%, 04/15/23 (e)	134
1,000	TEGNA, Inc., 6.375%, 10/15/23	1,068
	Tenet Healthcare Corp.,
300	4.500%, 04/01/21	302
200	6.000%, 10/01/20	211
200	6.750%, 02/01/20	197
1,000	6.750%, 06/15/23	940
100	8.000%, 08/01/20	102
3,120	8.125%, 04/01/22	3,139
207	Tenneco, Inc., 5.375%, 12/15/24	214
2,100	Terex Corp., 6.000%, 05/15/21	2,076
65	TerraForm Power Operating LLC, 5.875%, 02/01/23 (e)	58
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
156	5.500%, 10/15/19	162
150	6.250%, 10/15/22	155
242	Time Warner Cable, Inc., 7.300%, 07/01/38	291
1,000	Time, Inc., 5.750%, 04/15/22 (e)	954
	T-Mobile USA, Inc.,
4	5.250%, 09/01/18	4
21	6.000%, 03/01/23	22
5	6.125%, 01/15/22	5
400	6.250%, 04/01/21	419
661	6.375%, 03/01/25	692
203	6.464%, 04/28/19	207
327	6.625%, 04/01/23	347
765	6.633%, 04/28/21	804
798	6.731%, 04/28/22	837
203	6.836%, 04/28/23	215
77	Toll Brothers Finance Corp., 4.875%, 11/15/25	78
47	Tronox Finance LLC, 7.500%, 03/15/22 (e)	35
680	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	699
1,140	U.S. Bancorp, 3.100%, 04/27/26	1,148
	U.S. Concrete, Inc.,
143	6.375%, 06/01/24 (e)	143
85	8.500%, 12/01/18	89
200	UCI International LLC, 8.625%, 02/15/19 (d)	56
225	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	180
265	Unit Corp., 6.625%, 05/15/21	191
	United Rentals North America, Inc.,
385	5.500%, 07/15/25	378
700	6.125%, 06/15/23	725
1,650	7.625%, 04/15/22	1,756
710	UnitedHealth Group, Inc., 4.750%, 07/15/45	811
	Universal Health Services, Inc.,
34	3.750%, 08/01/19 (e)	35
47	4.750%, 08/01/22 (e)	48
	Univision Communications, Inc.,
100	5.125%, 05/15/23 (e)	101
200	6.750%, 09/15/22 (e)	212
375	USI, Inc., 7.750%, 01/15/21 (e)	373
	VeriSign, Inc.,
67	4.625%, 05/01/23	68

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
39	5.250%, 04/01/25	40
	Verizon Communications, Inc.,
2,000	3.500%, 11/01/24	2,077
710	3.850%, 11/01/42	651
1,563	4.862%, 08/21/46	1,665
	Walgreens Boots Alliance, Inc.,
1,000	2.700%, 11/18/19	1,021
335	4.650%, 06/01/46	339
200	4.800%, 11/18/44	206
	Wells Fargo & Co.,
2,245	3.000%, 04/22/26	2,244
1,210	4.900%, 11/17/45	1,295
750	Western Digital Corp., 10.500%, 04/01/24 (e)	776
357	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	347
	Windstream Services LLC,
105	7.500%, 06/01/22	88
724	7.500%, 04/01/23	588
25	7.750%, 10/15/20	23
1,800	7.750%, 10/01/21	1,571
165	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	151
	WMG Acquisition Corp.,
390	5.625%, 04/15/22 (e)	398
200	6.750%, 04/15/22 (e)	199
355	WPX Energy, Inc., 6.000%, 01/15/22	320
1,715	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	1,657
	Zayo Group LLC/Zayo Capital, Inc.,
1,320	6.000%, 04/01/23	1,356
65	6.375%, 05/15/25	68
2,170	Zebra Technologies Corp., 7.250%, 10/15/22	2,314
	ZF North America Capital, Inc.,
EUR 2,000	2.750%, 04/27/23	2,270
167	4.500%, 04/29/22 (e)	168
1,244	4.750%, 04/29/25 (e)	1,244

		332,543

	Total Corporate Bonds (Cost $698,124)	681,432

Foreign Government Securities — 15.7%
	Angola — 0.3%
3,464	Republic of Angola, 9.500%, 11/12/25 (e)	3,364

	Argentina — 0.5%
2,828	Provincia de Buenos Aires, 9.125%, 03/16/24 (e)	3,024
2,930	Republic of Argentina, 6.875%, 04/22/21 (e)	3,071

		6,095

	Belarus — 0.3%
3,100	Republic of Belarus, Reg. S, 8.950%, 01/26/18	3,236

	Cameroon — 0.3%
3,950	Republic of Cameroon, 9.500%, 11/19/25 (e)	3,877

	Croatia — 0.3%
3,200	Republic of Croatia, Reg. S, 5.500%, 04/04/23	3,356

	Dominican Republic — 0.2%
2,960	Government of Dominican Republic, 6.875%, 01/29/26 (e)	3,182

	Hungary — 0.9%
HUF 2,700,000	Republic of Hungary, Series 25/B, 5.500%, 06/24/25	11,171

	Indonesia — 0.4%
5,200	Republic of Indonesia, Reg. S, 5.375%, 10/17/23	5,724

	Ireland — 0.8%
EUR 8,750	Ireland Government Bond, 1.000%, 05/15/26	9,947

	Italy — 3.0%
	Italy Buoni Poliennali Del Tesoro,
EUR 27,000	2.000%, 12/01/25	31,735
EUR 3,940	4.750%, 09/01/44 (e)	6,365

		38,100

	Mexico — 1.9%
	United Mexican States,
EUR 2,610	3.375%, 02/23/31	3,035
MXN 312,514	Series M20, 10.000%, 12/05/24	21,392

		24,427

	Morocco — 0.4%
	Kingdom of Morocco,
4,600	Reg. S, 4.250%, 12/11/22	4,738

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	New Zealand — 1.4%
NZD 21,340	Republic of New Zealand, Series 0427, 4.500%, 04/15/27	16,991

	Pakistan — 0.2%
2,300	Republic of Pakistan, Reg. S, 7.250%, 04/15/19	2,425

	Panama — 0.2%
2,430	Republic of Panama, 3.875%, 03/17/28	2,454

	Paraguay — 0.2%
2,090	Republic of Paraguay, 5.000%, 04/15/26 (e)	2,132

	Portugal — 1.3%
	Portugal Obrigacoes do Tesouro OT,
EUR 9,303	2.875%, 10/15/25 (e)	10,339
EUR 5,446	2.875%, 07/21/26 (e)	5,952

		16,291

	Romania — 0.4%
EUR 4,161	Republic of Romania, 3.875%, 10/29/35 (e)	4,792

	Spain — 2.3%
	Spain Government Bond,
EUR 20,577	1.950%, 04/30/26 (e)	23,862
EUR 2,752	2.900%, 10/31/46 (e)	3,173
EUR 917	5.150%, 10/31/44 (e)	1,530

		28,565

	United Kingdom — 0.4%
GBP 3,920	United Kingdom Gilt, 1.750%, 01/22/17	5,727

	Total Foreign Government Securities (Cost $198,065)	196,594

Loan Assignments — 4.4%
	Australia — 0.1%
724	FMG Resources Pty, Ltd., Term Loan B, VAR, 4.250%, 06/30/19	678

	Canada — 0.3%
1,147	Concordia Healthcare Corp., Initial Dollar Term Loan, VAR, 5.250%, 10/21/21	1,137
40	Garda World Security Corp., Term B Delayed Draw Loan, VAR, 4.004%, 11/06/20	39
157	Garda World Security Corp., Term B Loan, VAR, 4.004%, 11/06/20	155
147	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	131
411	Mitel Networks Corp., Term Loan 2015, VAR, 5.500%, 04/29/22	412
1,424	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, VAR, 5.000%, 04/01/22	1,405

		3,279

	Luxembourg — 0.2%
1,030	Auris Luxembourg III Sarl, Facility B-4, VAR, 4.250%, 01/17/22	1,031
475	Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, VAR, 3.750%, 06/30/19	437
992	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, VAR, 4.250%, 03/11/22	992

		2,460

	Netherlands — 0.0% (g)
535	NXP BV/NXP Funding LLC, Term B Loan, VAR, 3.750%, 12/07/20	536

	Singapore — 0.1%
870	Avago Technologies Cayman Finance Ltd., Term B-1 Dollar Loan, VAR, 4.250%, 02/01/23	872

	United Kingdom — 0.0% (g)
347	Virgin Media Investments Holdings Ltd., F Facility, VAR, 3.649%, 06/30/23	347

	United States — 3.7%
539	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 4.500%, 02/16/23	541
59	Acadia Healthcare Co., Inc., Tranche B Term Loan, VAR, 3.750%, 02/11/22	59
244	AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17	244
198	Albertson’s LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	198
99	Albertson’s LLC, Term Loan B-2, VAR, 5.500%, 03/21/19	99
472	Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22	472
393	American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.750%, 07/07/22	394
29	Amsurg Corp., Initial Term Loan, VAR, 3.500%, 07/16/21	30
931	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	679
837	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	838

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
205	Berry Plastics Corp., Term E Loan, VAR, 3.750%, 01/06/21	205
499	Berry Plastics Corp., Term Loan D, VAR, 3.500%, 02/08/20	499
378	Blue Coat Systems, Inc., Initial Term Loan, VAR, 4.500%, 05/20/22	377
993	Calpine Corp., Term Loan, VAR, 3.500%, 05/27/22	985
1,206	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19	1,205
750	CHG Healthcare Services, Inc., Term Loan B, VAR, 5.000%, 05/19/23 ^	753
145	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	145
290	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	290
845	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.000%, 01/27/21	832
603	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	599
296	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	293
199	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	200
970	Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	964
928	Continental Building Products, Inc., Closing Date Loan, VAR, 4.000%, 08/28/20	913
660	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22	665
49	DaVita HealthCare Partners, Inc., Tranche B Term Loan, VAR, 3.500%, 06/24/21	49
1,221	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	1,221
850	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	837
92	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.502%, 11/01/18	92
316	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	203
343	Duff & Phelps Corp., Initial Term B-1 Loan, VAR, 4.750%, 04/23/20	342
492	Duff & Phelps Corp., Term Loan, VAR, 4.750%, 04/23/20	491
15	EFS Cogen Holdings LLC, Term B Advance, VAR, 3.750%, 12/17/20	15
463	Emdeon, Inc., Term B-3 Loan, VAR, 3.750%, 11/02/18	462
510	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 12/19/16	510
142	Entegris, Inc., Tranche B Term Loan, VAR, 3.500%, 04/30/21	142
200	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	53
842	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.443%, 03/24/21	846
364	Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21	365
427	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	428
87	Halyard Health, Inc., Term Loan, VAR, 4.000%, 11/01/21	86
388	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19	384
246	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	245
385	HUB International Ltd., Initial Term Loan, VAR, 4.250%, 10/02/20	382
379	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	265
1,110	IASIS Healthcare LLC/IASIS Capital Corp., Term Loan B, VAR, 4.500%, 05/03/18	1,111
550	iHeartCommunications, Inc., Term Loan D, VAR, 7.204%, 01/30/19	421
24	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.954%, 07/30/19	18
495	IMS Health, Inc., Term Loan, VAR, 3.500%, 03/17/21	495
247	Infor US, Inc., Tranche B-5 Term Loan, VAR, 3.750%, 06/03/20	242
495	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.504%, 07/30/18	493
748	Intrawest Operations Group LLC Initial Term Loan, VAR, 5.000%, 12/09/20	748
1,743	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	1,743
492	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	492
498	JELD-WEN, Inc., Term B-1 Loan, VAR, 4.750%, 07/01/22	498
152	Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	152
39	Mallinckrodt International Finance S.A., Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21	39

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
99	Mauser AG (FKA Pertus Sechzehnte GmbH), Initial Dollar 1st Lien Term Loan, VAR, 4.500%, 07/31/21	98
590	Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20	591
292	MPH Acquisition Holdings LLC, Initial Term Loan, VAR, 3.750%, 03/31/21	294
259	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 05/25/23 ^	261
741	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	735
463	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	462
993	NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21	990
39	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21	37
180	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	173
288	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	287
394	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	155
416	Petco Animal Supplies, Inc., Tranche B-1 Term Loan, VAR, 5.750%, 01/26/23	419
255	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	255
196	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	196
120	Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23	120
104	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	104
499	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	500
500	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	501
1,793	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	1,715
1,254	Scientific Games Corp., Initial Term Loan, VAR, 6.000%, 10/18/20	1,240
197	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	93
491	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	467
1,730	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	1,728
857	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	858
1,490	Summit Materials Co. I LLC, Term Loan, VAR, 4.000%, 07/18/22	1,491
276	SUPERVALU, Inc., Term Loan B, VAR, 4.721%, 03/21/19	276
250	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.917%, 10/10/17 (d)	78
125	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.917%, 10/10/17 (d)	38
1,499	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	1,502
987	Tronox Ltd., Term Loan, VAR, 4.500%, 03/19/20	955
467	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	466
1,285	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	1,284
563	UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21	563
548	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	545
98	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	98
355	Zebra Technologies Corp., Initial Term Loan, VAR, 4.750%, 10/27/21	357

		46,281

	Total Loan Assignments (Cost 55,603)	54,453

Preferred Securities — 3.2% (x)
	Belgium — 0.2%
EUR 1,970	KBC Groep N.V., VAR, 5.625%, 03/19/19	2,117

	France — 0.5%
EUR 550	BPCE S.A., VAR, 6.117%, 10/30/17	647
	Credit Agricole S.A.,
2,550	VAR, 8.125%, 12/23/25 (e)	2,645
GBP 450	VAR, 8.125%, 10/26/19	709
2,130	Societe Generale S.A., VAR, 8.000%, 09/29/25 (e)	2,125

		6,126

	Germany — 0.0% (g)
EUR 300	Allianz SE, VAR, 4.750%, 10/24/23	364

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — continued
	Ireland — 0.2%
EUR 2,770	Bank of Ireland, VAR, 7.375%, 06/18/20	3,018

	Italy — 0.2%
2,165	Intesa Sanpaolo S.p.A., VAR, 7.700%, 09/17/25 (e)	2,003

	Netherlands — 0.1%
	Telefonica Europe B.V.,
EUR 400	VAR, 4.200%, 12/04/19	445
EUR 100	VAR, 5.875%, 03/31/24	114
EUR 700	VAR, 6.500%, 09/18/18	827
EUR 100	VAR, 7.625%, 09/18/21	122

		1,508

	Spain — 0.0% (g)
600	Banco Bilbao Vizcaya Argentaria S.A., VAR, 9.000%, 05/09/18	621

	Sweden — 0.1%
EUR 700	Skandinaviska Enskilda Banken AB, VAR, 7.092%, 12/21/17	843

	Switzerland — 0.2%
	UBS Group AG,
EUR 1,025	VAR, 5.750%, 02/19/22	1,160
723	VAR, 7.125%, 02/19/20	728

		1,888

	United Kingdom — 0.6%
GBP 530	HBOS Capital Funding LP, VAR, 6.461%, 11/30/18	796
2,282	HSBC Holdings plc, VAR, 6.875%, 06/01/21	2,299
1,982	Lloyds Banking Group plc, VAR, 7.500%, 06/27/24	1,987
GBP 1,380	Nationwide Building Society, VAR, 6.875%, 06/20/19	1,936
GBP 638	Standard Life plc, VAR, 6.750%, 07/12/27	1,001

		8,019

	United States — 1.1%
	Bank of America Corp.,
4,070	Series AA, VAR, 6.100%, 03/17/25	4,168
50	Series K, VAR, 8.000%, 01/30/18	50
	Citigroup, Inc.,
972	Series M, VAR, 6.300%, 05/15/24	971
2,463	Series O, VAR, 5.875%, 03/27/20	2,395
720	Series R, VAR, 6.125%, 11/15/20	734
	Goldman Sachs Group, Inc. (The),
225	Series L, VAR, 5.700%, 05/10/19	224
1,630	Series M, VAR, 5.375%, 05/10/20	1,590
2,470	Morgan Stanley, Series J, VAR, 5.550%, 07/15/20	2,470
1,265	Wells Fargo & Co., Series U, VAR, 5.875%, 06/15/25	1,353

		13,955

	Total Preferred Securities (Cost $41,649)	40,462

SHARES
Preferred Stock — 0.0% (g)
	Cayman Islands — 0.0% (g)
— (h)	XLIT Ltd., Series D, VAR, 3.748%, 07/01/16 ($1,000 par value) (Cost $50) @	47

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Payer Option Purchased on Credit Default Index Swaps — 0.0% (g)
1,000,000	Expiring 06/15/16. If exercised the Fund pays quarterly to Buy Protection on CDX.NA.IG.26-V1.at $0.01, terminating 06/20/21, European Style. (r)	—	(h)

	Total Options Purchased (Cost $3)	—	(h)

SHARES
Short-Term Investments — 2.4%
	Investment Company — 2.4%
29,420	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l)	29,420
	U.S. Treasury Obligation — 0.0% (g)
285	U.S. Treasury Bill, 0.321%, 07/07/16 (n)	285

	Total Short-Term Investments (Cost $29,705)	29,705

	Total Investments — 97.5% (Cost $1,243,990)	1,217,788
	Other Assets in Excess of Liabilities — 2.5%	31,405

	NET ASSETS — 100.0%	$1,249,193

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
15	Euro Bobl	06/08/16	EUR	2,193	— (h)
765	10 Year Australian Government Bond	06/15/16	AUD	73,473	1,956
330	10 Year Canadian Government Bond	09/21/16	CAD	36,471	96
69	U.S. Treasury Long Bond	09/21/16	USD	11,268	59
199	U.S. Ultra Bond	09/21/16	USD	34,850	57
5	Long Gilt	09/28/16	GBP	889	2
	Short Futures Outstanding
(339)	Euro Bund	06/08/16	EUR	(61,848)	(448)
(2)	Euro-BTP Italian Government	06/08/16	EUR	(311)	— (h)
(30)	Euro-Buxl 30-Year Bond	06/08/16	EUR	(5,618)	(148)
(431)	10 Year U.S. Treasury Note	09/21/16	USD	(55,895)	(125)
(74)	2 Year U.S. Treasury Note	09/30/16	USD	(16,125)	(12)
(754)	5 Year U.S. Treasury Note	09/30/16	USD	(90,568)	(36)

					1,401

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,227	EUR	Deutsche Bank AG	06/14/16	2,530	2,479	(51)
322	EUR	HSBC Bank, N.A.	06/14/16	370	358	(12)
662	EUR	Royal Bank of Canada	06/14/16	756	737	(19)
1,896	EUR	State Street Corp.	06/14/16	2,190	2,110	(80)
512	EUR	TD Bank Financial Group	06/14/16	586	569	(17)
1,377	EUR	Merrill Lynch International	07/14/16	1,539	1,535	(4)

344	GBP	Goldman Sachs International	06/14/16	499	498	(1)

				8,470	8,286	(184)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,808	AUD	Australia and New Zealand Banking Group Limited	06/14/16	1,350	1,306	44

787	EUR	BNP Paribas	06/14/16	883	876	7
2,769	EUR	Citibank, N.A.	06/14/16	3,117	3,082	35
190,158	EUR	Goldman Sachs International	06/14/16	216,715	211,668	5,047
5,572	EUR	HSBC Bank, N.A.	06/14/16	6,216	6,203	13
95,811	EUR	Standard Chartered Bank	06/14/16	109,693	106,648	3,045

31,482	GBP	Deutsche Bank AG	06/14/16	45,452	45,600	(148)
4,020	GBP	Royal Bank of Canada	06/14/16	5,832	5,823	9

3,343,289	HUF	State Street Corp.	06/14/16	12,279	11,860	419

393,547	MXN	BNP Paribas	06/14/16	22,132	21,294	838

25,292	NZD	Merrill Lynch International	06/14/16	17,149	17,102	47

				440,818	431,462	9,356

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
USD	—	United States Dollar.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2016.
^	—	All or a portion of the security is unsettled as of May 31, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	16,189
Aggregate gross unrealized depreciation	(42,391)

Net unrealized appreciation/depreciation	(26,202)

Federal income tax cost of investments	1,243,990

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Cayman Islands	$—	$3,597	$233	$3,830
Ireland	—	—	769	769
Italy	—	30	—	30
United States	—	9,345	49,302	58,647

Total Asset-Backed Securities	—	12,972	50,304	63,276

Collateralized Mortgage Obligations
Agency CMO
United States	—	19,346	—	19,346
Non-Agency CMO
Italy	—	—	129	129
Spain	—	84	—	84
United States	—	23,147	—	23,147

Total Collateralized Mortgage Obligations	—	42,577	129	42,706

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	109	109
United States	—	71,108	16,556	87,664

Total Commercial Mortgage-Backed Securities	—	71,108	16,665	87,773

Convertible Bonds
Netherlands	—	1,848	—	1,848
United States	—	19,482	—	19,482

Total Convertible Bonds	—	21,330	—	21,330

Corporate Bonds
Australia	—	69	—	69
Bahamas	—	102	—	102
Belgium	—	3,380	—	3,380
Bermuda	—	429	—	429
Brazil	—	2,475	—	2,475
Canada	—	13,489	—	13,489
Cayman Islands	—	4,051	—	4,051
Chile	—	3,428	—	3,428
Croatia	—	1,483	—	1,483
Denmark	—	292	—	292
France	—	40,536	—	40,536
Germany	—	25,351	—	25,351
Hong Kong	—	3,815	—	3,815
Ireland	—	21,070	—	21,070
Italy	—	10,485	—	10,485
Japan	—	207	—	207
Luxembourg	—	70,822	—	70,822
Mexico	—	5,157	—	5,157
Morocco	—	3,479	—	3,479
Netherlands	—	48,758	—	48,758
Norway	—	4,135	—	4,135
Spain	—	1,715	—	1,715
Sweden	—	5,988	—	5,988
Switzerland	—	7,408	—	7,408
United Kingdom	—	70,765	—	70,765
United States	—	331,743	800	332,543

Total Corporate Bonds	—	680,632	800	681,432

Foreign Government Securities	—	196,594	—	196,594
Preferred Securities
Belgium	—	2,117	—	2,117

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$—	$6,126	$—	$6,126
Germany	—	364	—	364
Ireland	—	3,018	—	3,018
Italy	—	2,003	—	2,003
Netherlands	—	1,508	—	1,508
Spain	—	621	—	621
Sweden	—	843	—	843
Switzerland	—	1,888	—	1,888
United Kingdom	—	8,019	—	8,019
United States	—	13,955	—	13,955

Total Preferred Securities	—	40,462	—	40,462

Preferred Stocks
Cayman Islands	—	—	47	47
Common Stocks
United States	10	—	—	10
Loan Assignments
Australia	—	678	—	678
Canada	—	3,279	—	3,279
Luxembourg	—	2,460	—	2,460
Netherlands	—	536	—	536
Singapore	—	872	—	872
United Kingdom	—	347	—	347
United States	—	46,081	200	46,281

Total Loan Assignments	—	54,253	200	54,453

Options Purchased
Payer Options Purchased on Interest Rate Swaps	—	— (a)	—	— (a)
Short-Term Investments
Investment Company	29,420	—	—	29,420
U.S. Treasury Obligation	—	285	—	285

Total Short-Term Investments	29,420	285	—	29,705

Total Investments in Securities	$29,430	$1,120,213	$68,145	$1,217,788

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$9,504	$—	$9,504
Futures Contracts	2,170	—	—	2,170

Total Appreciation in Other Financial Instruments	$2,170	$9,504	$—	$11,674

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(332)	$—	$(332)
Futures Contracts	(769)	—	—	(769)

Total Depreciation in Other Financial Instruments	$(769)	$(332)	$—	$(1,101)

There were no transfers between levels 1 and 2 during the period ended May 31, 2016.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of August 31, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Asset-Backed Securities - Cayman Islands	$250	$—	$(3)	$—		$—	$(14)	$—	$—	233
Asset-Backed Securities - Ireland	785	—	(16)	—		—	—	—	—	769
Asset-Backed Securities - United States	41,556	—	(611)	43		9,705	(9,577)	9,132	(946)	49,302
Collateralized Mortgage Obligation - Non-Agency CMO - Italy	129	—	(1)	1		—	—	—	—	129
Commercial Mortgage-Backed Securities - Cayman Islands	111	—	(2)	—		—	—	—	—	109
Commercial Mortgage-Backed Securities - United States	33,667	(373)	(481)	5		—	(10,387)	2,580	(8,455)	16,556
Corporate Bonds - United States	5	(45)	(112)	(6)		—	(41)	1,004	(5)	800
Loan Assignment - United States	196	—	5	—	(a)	—	(1)	—	—	200
Preferred Stock - Cayman Islands	—	—	(3)	—		—	—	50	—	47

	$76,699	$(418)	$(1,224)	$43		$9,705	$(20,020)	$12,766	$(9,406)	$68,145

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amounts rounds to less than $1,000.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack or increase in available market inputs to determine the price for the period ended May 31, 2016.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3), amounted to approximately $(1,401,000).

Global Bond Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$47,091	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (1.46%)
			Constant Default Rate	0.00% - 50.00% (20.83%)
			Yield (Discount Rate of Cash Flows)	2.29% - 7.47% (4.69%)
			Projected Principal Writedown	0.00% (0.00%)

Asset-Backed Securities	47,091

	14,741	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.75% - 25.47% (7.32%)

Commercial Mortgage-Backed Securities	14,741

Total	$61,832

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $6,313,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, options and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used treasury futures contracts or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 26, 2016